                               CREDIT SUISSE FUNDS

                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                  ANNUAL REPORT
                                OCTOBER 31, 2001

                                  CREDIT SUISSE
                              EMERGING GROWTH FUND
                                       -
                                  CREDIT SUISSE
                              SMALL CAP GROWTH FUND
                                       -
                                  CREDIT SUISSE
                              SMALL CAP VALUE FUND
                                       -
                                  CREDIT SUISSE
                                 TECHNOLOGY FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE EMERGING GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class and Advisor Class shares of Credit Suisse Emerging Growth Fund(1) (the "Fund") had losses of 42.61% and 42.88%, respectively, vs. losses of 33.11% for the Russell 2500 Growth Index(2) and 42.78% for the Russell Midcap Growth Index.(3)
   The period was a very negative one for stocks, especially within asset classes associated with higher risk, e.g., the aggressive-growth area. Worries over the economy and corporate-profit growth continued to weigh on shares that had been bid up to lofty levels by early 2000. While the Federal Reserve (the "Fed") lowered short-term interest rates in the period, by a remarkable 400 basis points, there was a sense that time was needed for the Fed's efforts to boost the economy, and investors proceeded with caution.
   In the immediate aftermath of the terrorist attacks on September 11, caution turned into alarm. However, stocks rebounded in October, with most equity indexes returning to at least their pre-attack levels, aided by the Fed supplying significant liquidity to the U.S. financial system late in the period and by a general easing of anxiety as the country united.
   The Fund had a sizable loss for the 12 months, hurt by the general pullback in the stocks it targets and by weakness in certain of its technology holdings in particular. Notwithstanding the poor conditions for growth investors in the period, we stayed true to our basic approach to stock selection. We continued to focus on identifying companies we believe have the financing and management skills to execute compelling business plans.
   In terms of sector allocation, we remained fairly well-diversified, with an overweighting in health care, a position we increased during the period on a stock-specific basis. We somewhat lowered our exposure to technology, ending the period with an underweighting. Other noteworthy areas of investment for the Fund included the financial segment--one of the Fund's largest positions as of October 31 was IndyMac Bancorp (2.34% of the Fund), a mortgage originator that has enjoyed a significant pickup in refinancing activity--and the consumer sector. Going forward, while we do not expect to dramatically alter our sector allocation over the next few months, we are willing to move opportunistically as market conditions and stock-specific factors warrant.
   Given the ongoing U.S. military action, and the negative impact the terrorist attacks have had on the economy, there is obviously much uncertainty at present. But we believe that it is imperative to take a long-term perspective. Our economy and financial markets have faced, and have emerged from, crises before, ranging from the immediate threat of nuclear war (1962) to ongoing military battles abroad (1991, for instance). We maintain a strong conviction in the strength and resources of the U.S. economic system.

   Looking out over 2002, we would like to highlight several factors that could support stocks, especially the smaller-cap and aggressive-growth stocks targeted by the Fund. One is the above-noted easing campaign by the Fed, which is leading a global trend toward increased liquidity and lower interest rates. Barring any unsettling developments, this should help increase risk thresholds going forward while supporting growth. We also expect to see more stimulus tools used on the fiscal front, given the recent bipartisan talk of implementing further tax cuts.

   If and when these forces spur the economy, emerging-growth stocks could be poised for outperformance. Growth-oriented shares have tended to benefit more than those of other companies coming out of periods of economic weakness or recession. We see no reason to believe they will lag in the market's next sustained rally, whenever it occurs, given what we view as currently quite reasonable valuations of emerging-growth stocks in many cases vs. valuations of large-cap stocks. The group is also usually more sensitive to interest-rate trends, and short-term rates are now at their lowest levels since 1961. As always, we will remain focused on companies we deem to be innovative and well-managed and whose stocks we believe have good long-term appreciation potential.

Elizabeth B. Dater            Sammy Oh                     Roger M. Harris
Co-Portfolio Manager          Co-Portfolio Manager         Co-Portfolio Manager

   INVESTING IN EMERGING-GROWTH COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS THAT ARE MORE FULLY DESCRIBED IN THE FUND'S PROSPECTUS.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE EMERGING GROWTH FUND(1) COMMON SHARES, THE RUSSELL 2500 GROWTH INDEX(2), THE RUSSELL MIDCAP GROWTH INDEX(3) AND THE RUSSELL 2000 GROWTH INDEX(4) FOR TEN YEARS AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                  CREDIT SUISSE
                 EMERGING MARKET     RUSSELL 2500         RUSSELL MIDCAP           RUSSELL 2000
              FUND(1) COMMON SHARES  GROWTH INDEX(2)      GROWTH INDEX(3)         GROWTH INDEX(4)
                   $     10,000      $     10,000           $     10,000           $     10,000
11/91              $      9,599      $      9,579           $      9,670           $      9,478
12/91              $     10,957      $     10,751           $     10,969           $     10,386
 1/92              $     11,588      $     11,205           $     11,066           $     11,202
 2/92              $     11,600      $     11,316           $     11,090           $     11,321
 3/92              $     11,041      $     10,671           $     10,634           $     10,670
 4/92              $     10,283      $     10,115           $     10,431           $     10,051
 5/92              $     10,404      $     10,132           $     10,451           $     10,029
 6/92              $     10,061      $      9,581           $     10,140           $      9,389
 7/92              $     10,338      $      9,954           $     10,592           $      9,684
 8/92              $     10,230      $      9,660           $     10,454           $      9,311
 9/92              $     10,578      $      9,808           $     10,683           $      9,571
10/92              $     10,987      $     10,225           $     11,004           $      9,965
11/92              $     12,117      $     11,048           $     11,700           $     10,895
12/92              $     12,287      $     11,373           $     11,924           $     11,194
 1/93              $     12,531      $     11,453           $     12,065           $     11,333
 2/93              $     11,895      $     10,878           $     11,693           $     10,717
 3/93              $     12,471      $     11,230           $     12,032           $     10,993
 4/93              $     12,262      $     10,811           $     11,538           $     10,645
 5/93              $     12,874      $     11,477           $     12,082           $     11,283
 6/93              $     13,052      $     11,505           $     12,033           $     11,310
 7/93              $     13,364      $     11,514           $     11,995           $     11,423
 8/93              $     14,166      $     12,121           $     12,692           $     11,970
 9/93              $     14,754      $     12,432           $     12,844           $     12,366
10/93              $     14,534      $     12,677           $     13,051           $     12,723
11/93              $     13,928      $     12,217           $     12,747           $     12,208
12/93              $     14,511      $     12,755           $     13,258           $     12,691
 1/94              $     14,941      $     13,122           $     13,600           $     13,029
 2/94              $     14,694      $     13,145           $     13,483           $     12,972
 3/94              $     13,764      $     12,380           $     12,847           $     12,174
 4/94              $     13,530      $     12,366           $     12,816           $     12,193
 5/94              $     13,218      $     12,118           $     12,835           $     11,920
 6/94              $     13,017      $     11,580           $     12,283           $     11,407
 7/94              $     13,192      $     11,832           $     12,623           $     11,570
 8/94              $     13,973      $     12,701           $     13,376           $     12,420
 9/94              $     14,221      $     12,695           $     13,155           $     12,473
10/94              $     14,559      $     12,914           $     13,383           $     12,607
11/94              $     13,850      $     12,342           $     12,792           $     12,097
12/94              $     14,306      $     12,592           $     12,972           $     12,383
 1/95              $     14,091      $     12,469           $     13,128           $     12,132
 2/95              $     14,813      $     13,147           $     13,826           $     12,691
 3/95              $     15,216      $     13,657           $     14,374           $     13,063
 4/95              $     15,645      $     13,812           $     14,495           $     13,259
 5/95              $     15,826      $     14,024           $     14,852           $     13,433
 6/95              $     17,186      $     14,875           $     15,528           $     14,359
 7/95              $     18,454      $     16,047           $     16,506           $     15,478
 8/95              $     19,124      $     16,181           $     16,686           $     15,669
 9/95              $     20,126      $     16,528           $     17,058           $     15,991
10/95              $     19,496      $     15,944           $     16,627           $     15,205
11/95              $     19,997      $     16,596           $     17,370           $     15,876
12/95              $     20,917      $     16,816           $     17,379           $     16,228
 1/96              $     20,626      $     16,868           $     17,686           $     16,094
 2/96              $     21,412      $     17,611           $     18,355           $     16,827
 3/96              $     21,778      $     17,993           $     18,500           $     17,160
 4/96              $     23,601      $     19,225           $     19,394           $     18,477
 5/96              $     23,912      $     19,911           $     19,790           $     19,425
 6/96              $     23,020      $     18,913           $     19,191           $     18,163
 7/96              $     20,537      $     17,033           $     17,702           $     15,946
 8/96              $     21,744      $     18,206           $     18,658           $     17,126
 9/96              $     22,966      $     19,172           $     19,843           $     18,008
10/96              $     22,642      $     18,576           $     19,611           $     17,232
11/96              $     22,787      $     19,257           $     20,766           $     17,711
12/96              $     22,981      $     19,351           $     20,416           $     18,056
 1/97              $     23,817      $     19,930           $     21,320           $     18,507
 2/97              $     22,758      $     19,057           $     20,851           $     17,390
 3/97              $     21,442      $     17,803           $     19,672           $     16,163
 4/97              $     21,491      $     17,883           $     20,154           $     15,976
 5/97              $     23,920      $     20,027           $     21,960           $     18,377
 6/97              $     24,915      $     20,697           $     22,568           $     19,000
 7/97              $     26,368      $     22,010           $     24,728           $     19,974
 8/97              $     26,921      $     22,547           $     24,487           $     20,573
 9/97              $     28,935      $     24,140           $     25,726           $     22,215
10/97              $     27,433      $     22,634           $     24,438           $     20,881
11/97              $     27,266      $     22,287           $     24,694           $     20,383
12/97              $     27,863      $     22,208           $     25,019           $     20,395
 1/98              $     27,161      $     21,918           $     24,568           $     20,123
 2/98              $     29,874      $     23,799           $     26,878           $     21,899
 3/98              $     31,290      $     24,683           $     28,005           $     22,818
 4/98              $     31,578      $     24,907           $     28,385           $     22,958
 5/98              $     29,668      $     23,308           $     27,218           $     21,290
 6/98              $     30,908      $     23,479           $     27,988           $     21,508
 7/98              $     28,519      $     21,731           $     26,789           $     19,712
 8/98              $     22,921      $     16,793           $     21,676           $     15,161
 9/98              $     23,791      $     18,265           $     23,316           $     16,699
10/98              $     24,855      $     19,498           $     25,033           $     17,570
11/98              $     26,381      $     20,885           $     26,721           $     18,932
12/98              $     29,486      $     22,896           $     29,489           $     20,646
 1/99              $     29,937      $     23,559           $     30,372           $     21,574
 2/99              $     26,959      $     21,647           $     28,887           $     19,601
 3/99              $     28,382      $     22,655           $     30,496           $     20,299
 4/99              $     28,382      $     24,463           $     31,886           $     22,092
 5/99              $     28,853      $     24,715           $     31,475           $     22,127
 6/99              $     31,095      $     26,462           $     33,673           $     23,292
 7/99              $     30,666      $     25,923           $     32,601           $     22,572
 8/99              $     29,979      $     25,363           $     32,262           $     21,728
 9/99              $     30,009      $     25,544           $     31,987           $     22,147
10/99              $     32,260      $     26,788           $     34,460           $     22,714
11/99              $     35,779      $     29,951           $     38,029           $     25,116
12/99              $     41,815      $     35,599           $     44,614           $     29,543
 1/00              $     40,456      $     35,401           $     44,605           $     29,268
 2/00              $     48,677      $     44,482           $     53,982           $     36,077
 3/00              $     47,065      $     40,992           $     54,037           $     32,285
 4/00              $     42,142      $     36,998           $     48,792           $     29,025
 5/00              $     39,079      $     33,704           $     45,235           $     26,484
 6/00              $     43,448      $     38,160           $     50,035           $     29,905
 7/00              $     41,927      $     35,032           $     46,867           $     27,342
 8/00              $     46,950      $     39,599           $     53,935           $     30,218
 9/00              $     46,588      $     37,038           $     51,298           $     28,717
10/00              $     42,130      $     34,747           $     47,787           $     26,386
11/00              $     34,289      $     28,128           $     37,402           $     21,595
12/00              $     36,782      $     29,872           $     39,372           $     22,917
 1/01              $     36,433      $     31,806           $     41,621           $     24,772
 2/01              $     29,853      $     26,898           $     34,422           $     21,376
 3/01              $     26,563      $     23,922           $     29,496           $     19,433
 4/01              $     29,892      $     27,568           $     34,412           $     21,812
 5/01              $     29,410      $     28,367           $     34,250           $     22,317
 6/01              $     29,390      $     29,010           $     34,269           $     22,925
 7/01              $     27,832      $     26,871           $     31,958           $     20,970
 8/01              $     26,243      $     25,083           $     29,641           $     19,660
 9/01              $     22,545      $     21,156           $     24,742           $     16,488
10/01              $     24,173      $     23,242           $     27,343           $     18,074
11/01                                $     25,250

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

 1 YEAR          3 YEAR          5 YEAR          10 YEAR
(42.61%)         (.91%)           1.33%           9.23%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                       Fund
                                                                       ----
1 Year Total Return (9/30/00 to 9/30/01)                             (51.60%)
3 Year Annual Total Return (9/30/98 to 9/30/01)                       (1.77%)
5 Year Annual Total Return (9/30/96 to 9/30/01)                        (.36%)
10 Year Annual Total Return (9/30/91 to 9/30/01)                       9.20%
Average Annual Total Return (1/21/88 to 9/30/01)                      10.90%

----------
(1)  Name changed from Warburg Pincus Emerging Growth Fund.
(2) In light of the Fund's growth stock emphasis, the Fund has changed its performance benchmarks. Previously, the Fund compared its performance to the performance of the Russell 2000 Growth and the Russell 2500 Growth Indices. Effective May 1, 2001, the Fund compares its performance to the Russell 2500 Growth Index and the Russell Midcap Growth Index. The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 2500 Index represents approximately 22% of the total market capitalization of the Russell 3000 Index.
(3)  The Russell Midcap Growth Index measures the performance of those
     Russell Midcap companies with higher price-to-book values and higher forecasted growth values.
(4) The Russell 2000 Growth Index is an unmanaged Index (with no defined investment objective) that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvestment of dividends, and is compiled by Frank Russell Company.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE EMERGING GROWTH FUND(1) ADVISOR SHARES, THE RUSSELL 2500 GROWTH INDEX(2), THE RUSSELL MIDCAP GROWTH INDEX(3) AND THE RUSSELL 2000 GROWTH INDEX(4) FOR TEN YEARS AND AT EACH MONTH END. (UNAUDITED)

[CHART]

            CREDIT SUISSE
              EMERGING
            MARKET FUND(1)     RUSSELL 2500     RUSSELL MIDCAP      RUSSELL 2000
           ADVISOR SHARES     GROWTH INDEX(2)   GROWTH INDEX(3)     GROWTH INDEX(4)
             $   10,000         $   10,000         $   10,000        $   10,000
11/91        $    9,606         $    9,579         $    9,670        $    9,478
12/91        $   10,935         $   10,751         $   10,969        $   10,386
 1/92        $   11,560         $   11,205         $   11,066        $   11,202
 2/92        $   11,566         $   11,316         $   11,090        $   11,321
 3/92        $   11,001         $   10,671         $   10,634        $   10,670
 4/92        $   10,245         $   10,115         $   10,431        $   10,051
 5/92        $   10,359         $   10,132         $   10,451        $   10,029
 6/92        $   10,017         $    9,581         $   10,140        $    9,389
 7/92        $   10,288         $    9,954         $   10,592        $    9,684
 8/92        $   10,174         $    9,660         $   10,454        $    9,311
 9/92        $   10,515         $    9,808         $   10,683        $    9,571
10/92        $   10,917         $   10,225         $   11,004        $    9,965
11/92        $   12,039         $   11,048         $   11,700        $   10,895
12/92        $   12,197         $   11,373         $   11,924        $   11,194
 1/93        $   12,441         $   11,453         $   12,065        $   11,333
 2/93        $   11,805         $   10,878         $   11,693        $   10,717
 3/93        $   12,374         $   11,230         $   12,032        $   10,993
 4/93        $   12,160         $   10,811         $   11,538        $   10,645
 5/93        $   12,760         $   11,477         $   12,082        $   11,283
 6/93        $   12,931         $   11,505         $   12,033        $   11,310
 7/93        $   13,236         $   11,514         $   11,995        $   11,423
 8/93        $   14,025         $   12,121         $   12,692        $   11,970
 9/93        $   14,600         $   12,432         $   12,844        $   12,366
10/93        $   14,374         $   12,677         $   13,051        $   12,723
11/93        $   13,774         $   12,217         $   12,747        $   12,208
12/93        $   14,339         $   12,755         $   13,258        $   12,691
 1/94        $   14,762         $   13,122         $   13,600        $   13,029
 2/94        $   14,515         $   13,145         $   13,483        $   12,972
 3/94        $   13,592         $   12,380         $   12,847        $   12,174
 4/94        $   13,352         $   12,366         $   12,816        $   12,193
 5/94        $   13,039         $   12,118         $   12,835        $   11,920
 6/94        $   12,831         $   11,580         $   12,283        $   11,407
 7/94        $   13,000         $   11,832         $   12,623        $   11,570
 8/94        $   13,767         $   12,701         $   13,376        $   12,420
 9/94        $   14,008         $   12,695         $   13,155        $   12,473
10/94        $   14,333         $   12,914         $   13,383        $   12,607
11/94        $   13,631         $   12,342         $   12,792        $   12,097
12/94        $   14,072         $   12,592         $   12,972        $   12,383
 1/95        $   13,851         $   12,469         $   13,128        $   12,132
 2/95        $   14,559         $   13,147         $   13,826        $   12,691
 3/95        $   14,949         $   13,657         $   14,374        $   13,063
 4/95        $   15,359         $   13,812         $   14,495        $   13,259
 5/95        $   15,534         $   14,024         $   14,852        $   13,433
 6/95        $   16,867         $   14,875         $   15,528        $   14,359
 7/95        $   18,101         $   16,047         $   16,506        $   15,478
 8/95        $   18,746         $   16,181         $   16,686        $   15,669
 9/95        $   19,721         $   16,528         $   17,058        $   15,991
10/95        $   19,097         $   15,944         $   16,627        $   15,205
11/95        $   19,579         $   16,596         $   17,370        $   15,876
12/95        $   20,479         $   16,816         $   17,379        $   16,228
 1/96        $   20,182         $   16,868         $   17,686        $   16,094
 2/96        $   20,949         $   17,611         $   18,355        $   16,827
 3/96        $   21,301         $   17,993         $   18,500        $   17,160
 4/96        $   23,069         $   19,225         $   19,394        $   18,477
 5/96        $   23,367         $   19,911         $   19,790        $   19,425
 6/96        $   22,490         $   18,913         $   19,191        $   18,163
 7/96        $   20,052         $   17,033         $   17,702        $   15,946
 8/96        $   21,220         $   18,206         $   18,658        $   17,126
 9/96        $   22,401         $   19,172         $   19,843        $   18,008
10/96        $   22,097         $   18,576         $   19,611        $   17,232
11/96        $   22,227         $   19,257         $   20,766        $   17,711
12/96        $   22,407         $   19,351         $   20,416        $   18,056
 1/97        $   23,218         $   19,930         $   21,320        $   18,507
 2/97        $   22,174         $   19,057         $   20,851        $   17,390
 3/97        $   20,885         $   17,803         $   19,672        $   16,163
 4/97        $   20,927         $   17,883         $   20,154        $   15,976
 5/97        $   23,281         $   20,027         $   21,960        $   18,377
 6/97        $   24,243         $   20,697         $   22,568        $   19,000
 7/97        $   25,649         $   22,010         $   24,728        $   19,974
 8/97        $   26,175         $   22,547         $   24,487        $   20,573
 9/97        $   28,127         $   24,140         $   25,726        $   22,215
10/97        $   26,653         $   22,634         $   24,438        $   20,881
11/97        $   26,488         $   22,287         $   24,694        $   20,383
12/97        $   27,058         $   22,208         $   25,019        $   20,395
 1/98        $   26,370         $   21,918         $   24,568        $   20,123
 2/98        $   28,997         $   23,799         $   26,878        $   21,899
 3/98        $   30,366         $   24,683         $   28,005        $   22,818
 4/98        $   30,633         $   24,907         $   28,385        $   22,958
 5/98        $   28,767         $   23,308         $   27,218        $   21,290
 6/98        $   29,958         $   23,479         $   27,988        $   21,508
 7/98        $   27,628         $   21,731         $   26,789        $   19,712
 8/98        $   22,196         $   16,793         $   21,676        $   15,161
 9/98        $   23,033         $   18,265         $   23,316        $   16,699
10/98        $   24,053         $   19,498         $   25,033        $   17,570
11/98        $   25,518         $   20,885         $   26,721        $   18,932
12/98        $   28,514         $   22,896         $   29,489        $   20,646
 1/99        $   28,941         $   23,559         $   30,372        $   21,574
 2/99        $   26,041         $   21,647         $   28,887        $   19,601
 3/99        $   27,411         $   22,655         $   30,496        $   20,299
 4/99        $   27,403         $   24,463         $   31,886        $   22,092
 5/99        $   27,847         $   24,715         $   31,475        $   22,127
 6/99        $   29,991         $   26,462         $   33,673        $   23,292
 7/99        $   29,568         $   25,923         $   32,601        $   22,572
 8/99        $   28,894         $   25,363         $   32,262        $   21,728
 9/99        $   28,909         $   25,544         $   31,987        $   22,147
10/99        $   31,062         $   26,788         $   34,460        $   22,714
11/99        $   34,436         $   29,951         $   38,029        $   25,116
12/99        $   40,224         $   35,599         $   44,614        $   29,543
 1/00        $   38,905         $   35,401         $   44,605        $   29,268
 2/00        $   46,791         $   44,482         $   53,982        $   36,077
 3/00        $   45,228         $   40,992         $   54,037        $   32,285
 4/00        $   40,479         $   36,998         $   48,792        $   29,025
 5/00        $   37,528         $   33,704         $   45,235        $   26,484
 6/00        $   41,705         $   38,160         $   50,035        $   29,905
 7/00        $   40,225         $   35,032         $   46,867        $   27,342
 8/00        $   45,027         $   39,599         $   53,935        $   30,218
 9/00        $   44,658         $   37,038         $   51,298        $   28,717
10/00        $   40,371         $   34,747         $   47,787        $   26,386
11/00        $   32,846         $   28,128         $   37,402        $   21,595
12/00        $   35,227         $   29,872         $   39,372        $   22,917
 1/01        $   34,868         $   31,806         $   41,621        $   24,772
 2/01        $   28,571         $   26,898         $   34,422        $   21,376
 3/01        $   25,408         $   23,922         $   29,496        $   19,433
 4/01        $   28,571         $   27,568         $   34,412        $   21,812
 5/01        $   28,097         $   28,367         $   34,250        $   22,317
 6/01        $   28,077         $   29,010         $   34,269        $   22,925
 7/01        $   26,584         $   26,871         $   31,958        $   20,970
 8/01        $   25,050         $   25,083         $   29,641        $   19,660
 9/01        $   21,515         $   21,156         $   24,742        $   16,488
10/01        $   23,060         $   23,242         $   27,343        $   18,074
11/01                           $   25,250

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (ADVISOR SHARES)

 1 YEAR          3 YEAR          5 YEAR          10 YEAR
(42.88%)         (1.39%)          .863%            8.71%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                     Fund
                                                                     ----
1 Year Total Return (9/30/00 to 9/30/01)                           (51.83%)
3 Year Annual Total Return (9/30/98 to 9/30/01)                     (2.25%)
5 Year Annual Total Return (9/30/96 to 9/30/01)                      (.80%)
10 Year Annual Total Return (9/30/91 to 9/30/01)                     8.70%
Average Annual Total Return (4/4/91 to 9/30/01)                      8.73%

----------
(1)  Name changed from Warburg Pincus Emerging Growth Fund.
(2) In light of the Fund's growth stock emphasis, the Fund has changed its performance benchmarks. Previously, the Fund compared its performance to the performance of the Russell 2000 Growth and the Russell 2500 Growth Indices. Effective May 1, 2001, the Fund compares its performance to the Russell 2500 Growth Index and the Russell Midcap Growth Index. The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 2500 Index represents approximately 22% of the total market capitalization of the Russell 3000 Index.
(3) The Russell Midcap Growth Index measures the performance of those
     Russell Midcap companies with higher price-to-book values and higher forecasted growth values.
(4) The Russell 2000 Growth Index is an unmanaged Index (with no defined investment objective) that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvestment of dividends, and is compiled by Frank Russell Company.

CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class shares of Credit Suisse Small Cap Growth Fund(1) (the "Fund") had a loss of 33.45%, vs. a loss of 31.50% for the Russell 2000 Growth Index.(2)

   The period was a very poor one for the U.S. stock market, buffeted by worries over the economy. In broad terms, asset classes that are typically highly sensitive to risk, such as aggressive-growth stocks and technology stocks (from across the market-capitalization spectrum) suffered the most.

   In an encouraging development, stocks, including certain small-cap growth shares, had positive results in October. Investors reacted positively to the Federal Reserve's (the "Fed") aggressive monetary easing, and to the Fed's apparent willingness to reduce interest rates further until the economy shows signs of life.

   The Fund's returns for the period reflected the harsh conditions for the stocks it targets. The Fund's technology holdings generally had the largest declines. Factors that helped the Fund included its overweighting in health care over much of the period, as these stocks had relatively good performance.

   In terms of sector emphasis, one noteworthy move we made in the period was to raise the Fund's weighting in the health-care area. We continued to emphasize the sector's services names (which accounted for roughly two-thirds of our health-care exposure), although we maintained positions in certain emerging-drug and biotechnology companies that we deemed compelling.

   We maintained an approximately neutral position in the technology area. The sector's overall earnings picture remained murky, in our view, and hence we remained reluctant to take a more aggressive position. On the other hand, we believed that a significant underweighting would be inappropriate, given the Fund's goals and based on the number of technology companies that we viewed as good quality businesses with healthy long-term growth prospects.

   Indeed, we have used recent market turbulence as an opportunity to add to a number of our technology positions, purchasing shares we judged to be good values, with stocks in some cases trading below book value. We continued to favor software companies in the computer sector, and semiconductor-equipment companies in the electronics sector.

   Elsewhere, the Fund's exposure to telecommunications/media companies was relatively light, reflecting our general concerns over risk and valuation levels, particularly among telecom-equipment manufacturers. However, we continued to see what we viewed as attractive opportunities in communications-related companies. The Fund's largest position at the end of the period, for example, was Polycom (2.56% of the Fund), a provider of video and voice conferencing equipment. We believe this industry will continue to expand, especially in light of recent events. The rest of the Fund was invested primarily in the financial-services and consumer areas.

   Looking ahead, the markets may be hampered by economic worries for at least a few months; the economy has now been declared to be in recession. We believe, however, that there are grounds for optimism that the economy can steadily gain traction as 2002 progresses, barring any disruptions related to the nation's commitment to the war on terrorism. The Fed's recent and aggressive monetary easing augurs well for the economy, in our view. The government also has various fiscal-policy tools (e.g., more tax cuts) that it appears quite willing to employ. Energy costs have also declined of late, and if the trend continues, or if costs at least remain stable, consumers will benefit from this additional "tax" relief.

   We believe that small-cap growth stocks, which tend to outperform broader averages coming out of periods of economic weakness, have good long-term prospects, with many names offering the potential for significant advances over the next two or three years and beyond. The timing of any extended rally is obviously unknown, and we believe that in any event individual company selection will prove critical. Amid what we expect to be continued market volatility over the next few months, we will remain focused on identifying stocks we believe have the brightest long-term growth potential.

Elizabeth B. Dater                             Sammy Oh
Co-Portfolio Manager                           Co-Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SMALL CAP GROWTH FUND(1) COMMON SHARES AND THE RUSSELL 2000 GROWTH INDEX(2) FROM INCEPTION (12/31/96), AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                    CREDIT SUISSE
                  SMALL CAP GROWTH                 RUSSELL 2000
                FUND(1) COMMON SHARES             GROWTH INDEX(2)
                    $     10,000                  $     10,000
 1/97               $     10,350                  $     10,250
 2/97               $     10,020                  $      9,631
 3/97               $      9,250                  $      8,951
 4/97               $      8,940                  $      8,848
 5/97               $     10,280                  $     10,178
 6/97               $     10,840                  $     10,523
 7/97               $     11,370                  $     11,062
 8/97               $     11,650                  $     11,394
 9/97               $     12,930                  $     12,303
10/97               $     12,250                  $     11,564
11/97               $     12,070                  $     11,289
12/97               $     12,229                  $     11,295
 1/98               $     11,927                  $     11,145
 2/98               $     12,802                  $     12,128
 3/98               $     13,637                  $     12,637
 4/98               $     13,496                  $     12,715
 5/98               $     12,360                  $     11,791
 6/98               $     12,591                  $     11,912
 7/98               $     11,414                  $     10,917
 8/98               $      8,951                  $      8,397
 9/98               $      9,846                  $      9,248
10/98               $     10,167                  $      9,731
11/98               $     11,093                  $     10,485
12/98               $     12,058                  $     11,434
 1/99               $     12,621                  $     11,949
 2/99               $     11,646                  $     10,856
 3/99               $     12,501                  $     11,242
 4/99               $     12,993                  $     12,235
 5/99               $     13,064                  $     12,254
 6/99               $     14,572                  $     12,900
 7/99               $     14,401                  $     12,501
 8/99               $     14,391                  $     12,033
 9/99               $     15,156                  $     12,266
10/99               $     16,694                  $     12,580
11/99               $     19,138                  $     13,910
12/99               $     24,023                  $     16,362
 1/00               $     23,826                  $     16,209
 2/00               $     32,636                  $     19,980
 3/00               $     28,921                  $     17,880
 4/00               $     24,531                  $     16,075
 5/00               $     22,197                  $     14,667
 6/00               $     26,628                  $     16,562
 7/00               $     23,712                  $     15,143
 8/00               $     27,427                  $     16,736
 9/00               $     25,611                  $     15,904
10/00               $     23,981                  $     14,613
11/00               $     19,862                  $     11,960
12/00               $     21,833                  $     12,692
 1/01               $     21,387                  $     13,719
 2/01               $     18,824                  $     11,839
 3/01               $     16,655                  $     10,762
 4/01               $     19,032                  $     12,080
 5/01               $     18,814                  $     12,360
 6/01               $     19,270                  $     12,697
 7/01               $     18,191                  $     11,614
 8/01               $     17,101                  $     10,888
 9/01               $     14,414                  $      9,131
10/01               $     15,960                  $     10,010

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

 1 YEAR          3 YEAR          FROM INCEPTION
                                    (12/31/96)
(33.45%)        (16.22%)              10.16%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                       Fund
                                                                       ----
1 Year Total Return (9/30/00 to 9/30/01)                              (43.72%)
3 Year Annual Total Return (9/30/98 to 9/30/01)                        13.55%
Average Annual Total Return (12/31/96 to 9/30/01)                       8.00%

----------
(1)  Name changed from Warburg Pincus Small Company Growth Fund.
(2) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class shares of Credit Suisse Small Cap Value Fund(1) (the "Fund") had a gain of 9.79%, vs. a loss of 12.70% for the Russell 2000 Index(2) and a gain of 8.75% for the Russell 2000 Value Index.(3)

   The period was, in broad terms, a very poor one for equities, reflecting widespread concern about the economy. Evidence mounted that a recovery would be delayed, despite the Federal Reserve's aggressive monetary easing this year and stimulus efforts on the tax front. Value stocks, which often fare better than growth stocks during times of uncertainty, indeed outperformed (though past performance cannot guarantee future results). In fact, small-cap value stocks had positive results, with investors deeming many to be compelling, given historically low valuation measures such as price-to-sales ratios in many cases.

   The Fund had a good showing for the period, both in absolute and relative terms. The Fund was aided by the favorable sentiment toward small-cap value stocks and by good security selection. A number of the Fund's holdings contributed positively to its performance, with noteworthy gains made by certain health-care, financial-services and consumer-related names. Also supporting the Fund was its exposure to the defense sector, where our holdings rallied in the wake of the atrocities of September 11. In addition, we had little exposure, late in the period, to the most heavily impacted industries, such as leisure, airlines, or other travel companies.

   One factor that hindered the Fund was our increased weighting in the technology segment. These stocks struggled, even within the small-cap value arena. That aside, we believe much value exists here and we believe that technology will reassert itself as a key piece of the U.S. economy.

   Looking ahead to 2002, the big question, in our view, is forecasting the timing and magnitude of an economic recovery. We have our concerns regarding the near-term earnings projections for our holdings, and are unsure how the market will react to any continued disappointing economic news. In any event, we will remained focused on companies we deem to have sound balance sheets, good cash flows and capable management, and we hope our efforts will continue to bear fruit over time.

Roger W. Vogel                                 Richard J. Hanlon
Co-portfolio Manager                           Co-Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SMALL CAP VALUE FUND(1) COMMON SHARES, THE RUSSELL 2000 INDEX(2) AND THE RUSSELL 2000 VALUE INDEX(3) FROM INCEPTION (8/1/00), AND AT EACH MONTH END.(UNAUDITED)

[CHART]

               CREDIT SUISSE
              SMALL CAP VALUE         RUSSELL 2000         RUSSELL 2000
           FUND(1) COMMON SHARES        INDEX(2)          VALUE INDEX(3)
               $      10,000         $      10,000        $      10,000
 8/00          $      10,707         $      10,763        $      10,447
 9/00          $      10,482         $      10,447        $      10,388
10/00          $      10,552         $       9,980        $      10,351
11/00          $      10,455         $       8,956        $      10,140
12/00          $      11,652         $      10,837        $      11,230
 1/01          $      11,847         $      11,402        $      11,540
 2/01          $      11,514         $      10,654        $      11,524
 3/01          $      11,402         $      10,132        $      11,339
 4/01          $      12,162         $      10,925        $      11,864
 5/01          $      12,546         $      11,194        $      12,169
 6/01          $      12,695         $      11,580        $      12,659
 7/01          $      12,567         $      10,953        $      12,375
 8/01          $      12,427         $      10,600        $      12,332
 9/01          $      11,122         $       9,173        $      10,971
10/01          $      11,700         $       9,709        $      11,257

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

Caption>
 1 YEAR        FROM INCEPTION
                  (8/1/00)
(9.79%)            12.58%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                        Fund
                                                                        ----
1 Year Total Return (9/30/00 to 9/30/01)                               6.58%
Average Annual Total Return (8/1/00 to 9/30/01)                        9.98%

----------
(1)  Name changed from DLJ Small Company Value Fund.
(2) The Russell 2000 Index is an unmanaged index of common stock prices and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000 Index do not include any sales charges, fees or other expenses.
(3)  In light of the Fund's small company value stock emphasis, effective May
     1, 2001, the Fund has added the Russell 2000 Value Index as a performance benchmark. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

CREDIT SUISSE TECHNOLOGY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class and Class D shares of Credit Suisse Technology Fund(1) (the "Fund") had losses of 67.47% and 67.32%, respectively, vs. a loss of 58.46% for the Chase Hambrecht & Quist Technology Index.(2)

   As these results make clear, the period was a terrible one for technology stocks. Despite the Federal Reserve's aggressive lowering of interest rates this year, investors were rarely inclined to embrace risk in any form. The U.S. economy continued to slow, and earnings disappointments flowed from a broad range of visible companies.

   The terrorist atrocities greatly compounded the uncertainty, at least in the weeks following the attacks. However, stocks finished the period on a positive note, with October's rally paced by the technology group. Investors seemed encouraged by the Fed's actions and by a general fading of anxiety, and they were suddenly keen on areas of the market that had been hit the hardest.

   The Fund had a large loss, hurt by the harsh environment for technology stocks. The Fund underperformed its benchmark, a showing we attribute in large part to the Fund's avoidance of certain telecommunications stocks that had relatively good returns. These were either Baby Bell companies or small, illiquid stocks, two classes that we view as inconsistent with the Fund's strategies.

   Notwithstanding the Fund's recent performance, we believe that the portfolio remains well-positioned for long-term growth. The Fund owns a variety of what we consider to be well-managed companies with leadership characteristics within their respective subsectors of technology. These include:

    - Semiconductor companies with exposure to the digital, analog, communications, programmable logic, and capital-equipment industries;

    - Electronics companies that we believe will see higher demand over time as large technology companies continue their rapid trend towards outsourcing production to reduce their capital expenditures and overhead;

    - Software companies offering diverse exposure to database management, storage, business intelligence, publishing, asset-infrastructure management, customer-relationship management, billing, and application development;

    - Storage hardware and software companies that stand to eventually benefit as companies increase their investment in storage, backup and recovery capability; and


    - Certain Internet holdings with leading franchises in media and content delivery as well as online auction businesses enjoying strong operational leverage and cash flows.

   Looking ahead, while the timing and magnitude of the economic recovery is not known, we believe that the essential ingredients are in place. In particular, we would cite ongoing monetary and fiscal stimulus programs, low interest rates, subdued inflation, high employment, a recent decline in energy costs and a strong banking system. When the economy does recover, we believe that technology companies should again benefit as businesses strive for enhanced productivity to expand revenues at lower costs.
   To be sure, we fully expect volatility to continue, with markets remaining vulnerable to disappointing economic news as well as the general uncertainty related to the country's ongoing war against terrorism. But given the positive forces at work, we maintain a favorable long-term view of technology, and believe the Fund is positioned for upside performance in a recovering economy. We will continue to seek companies we deem to have the best prospects.

Hugh Neuburger                                 William D. Butler
Co-Portfolio Manager                           Co-Portfolio Manager

   SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN TECHNOLOGY, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS THAT INVEST IN A BROADER MIX OF ISSUERS.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TECHNOLOGY FUND(1) COMMON SHARES AND THE HAMBRECHT & QUIST TECHNOLOGY INDEX(2) FROM INCEPTION (11/18/99), AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                CREDIT SUISSE
              TECHNOLOGY FUND(1)   HAMBRECHT & QUIST
                COMMON SHARES      TECHNOLOGY INDEX(2)
                $      10,000        $      10,000
11/99           $       9,980        $      11,689
12/99           $      12,380        $      14,811
 1/00           $      12,470        $      14,170
 2/00           $      15,950        $      18,111
 3/00           $      15,660        $      16,705
 4/00           $      13,840        $      14,901
 5/00           $      12,310        $      13,085
 6/00           $      14,050        $      14,976
 7/00           $      13,300        $      14,019
 8/00           $      15,790        $      16,488
 9/00           $      14,120        $      14,703
10/00           $      12,790        $      13,364
11/00           $       8,990        $       9,566
12/00           $       8,790        $       9,550
 1/01           $      10,200        $      10,920
 2/01           $       6,930        $       7,792
 3/01           $       5,490        $       6,670
 4/01           $       6,840        $       7,947
 5/01           $       6,490        $       7,529
 6/01           $       6,260        $       7,425
 7/01           $       5,620        $       6,937
 8/01           $       4,720        $       6,162
 9/01           $       3,580        $       4,844
10/01           $       4,160        $       5,551

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

 1 YEAR         FROM INCEPTION
                  (11/18/99)
(67.47%)            36.17%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                        Fund
                                                                        ----
1 Year Total Return (9/30/00 to 9/30/01)                              (74.65%)
Average Annual Total Return (11/18/99 to 9/30/01)                     (42.29%)

----------
(1)  Name changed from DLJ Technology Fund.
(2) The Chase Hambrecht & Quist Technology Index is comprised of a cross-section of computer hardware, computer software, communications, semiconductor, information services and Internet services companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TECHNOLOGY FUND(1) CLASS D SHARES AND THE HAMBRECHT & QUIST TECHNOLOGY INDEX(2) FROM INCEPTION (9/1/2000), AND AT EACH MONTH END. (UNAUDITED)

[CHART]

            CREDIT SUISSE
          TECHNOLOGY FUND(1)    HAMBRECHT & QUIST
            CLASS D SHARES      TECHNOLOGY INDEX(2)
 9/00          $8,869              $14,703
10/00          $7,927              $13,364
11/00          $5,917               $9,566
12/00          $5,521               $9,550
 1/01          $6,388              $10,920
 2/01          $4,503               $7,792
 3/01          $3,448               $6,670
 4/01          $4,428               $7,947
 5/01          $4,164               $7,529
 6/01          $3,932               $7,425
 7/01          $3,674               $6,937
 8/01          $2,971               $6,162
 9/01          $2,198               $4,844
10/01          $2,625               $5,551

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 103101 (CLASS D SHARES)

 1 YEAR        FROM INCEPTION
                  (9/1/00)
(67.32%)          (68.29%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                  Fund
                                                                  ----
1 Year Total Return (9/30/00 to 9/30/01)                        (74.65%)
Average Annual Total Return (9/1/00 to 9/30/01)                 (74.90%)

----------
(1)  Name changed from DLJ Technology Fund.
(2) The Chase Hambrecht & Quist Technology Index is comprised of a cross-section of computer hardware, computer software, communications, semiconductor, information services and Internet services companies.

CREDIT SUISSE EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                         NUMBER OF
                                                           SHARES            VALUE
                                                        -----------     ---------------
COMMON STOCKS (93.7%)
APPAREL, TEXTILES (1.9%)
    Jones Apparel Group, Inc.(1)                            406,400     $     11,216,640
    Liz Claiborne, Inc.                                     172,200            7,835,100
                                                                        ----------------
                                                                              19,051,740
                                                                        ----------------
BANKS (1.0%)
    TCF Financial Corp.                                     238,500           10,017,000
                                                                        ----------------
CLOTHING STORES (1.7%)
    Abercrombie & Fitch Co.(1)                              351,900            6,622,758
    TJX Companies, Inc.                                     286,500            9,683,700
                                                                        ----------------
                                                                              16,306,458
                                                                        ----------------
COMPUTER HARDWARE & BUSINESS MACHINES (3.8%)
    Brocade Communications Systems, Inc.(1)                 495,900           12,174,345
    Emulex Corp.(1)                                         608,100           14,399,808
    McDATA Corp. Class A(1)                                 198,800            2,924,348
    McDATA Corp. Class B(1)                                 515,200            8,073,184
                                                                        ----------------
                                                                              37,571,685
                                                                        ----------------
COMPUTER SOFTWARE (6.2%)
    Epiq Systems, Inc.(1)                                   535,500           16,145,325
    Manugistics Group, Inc.(1)                            1,024,100            7,885,570
    National Instruments Corp.(1)                           371,765           10,710,550
    Peoplesoft, Inc.(1)                                     310,000            9,228,700
    Quest Software, Inc.(1)                                 528,500            7,821,800
    Symantec Corp.(1)                                       160,700            8,836,893
                                                                        ----------------
                                                                              60,628,838
                                                                        ----------------
CONSUMER DURABLES (3.2%)
    Granite Construction, Inc.                              404,500           10,072,050
    Jacobs Engineering Group, Inc.(1)                       100,000            6,554,000
    Lennar Corp.                                            417,600           15,142,176
                                                                        ----------------
                                                                              31,768,226
                                                                        ----------------
DRUGS (20.2%)
    AmerisourceBergen Corp.(1)                              151,700            9,642,052
    Genzyme Corp.(1)                                        260,000           14,027,000
    Gilead Sciences, Inc.(1)                                190,400           11,976,160
    ICN Pharmaceuticals, Inc.                               381,400            9,233,694
    Icos Corp.(1)                                           217,000           12,531,750
    IDEC Pharmaceuticals Corp.(1)                           383,000           22,972,340
    Invitrogen Corp.(1)                                      95,500            5,857,970
    IVAX Corp.(1)                                           683,700           14,050,035
    King Pharmaceuticals, Inc.(1)                           386,666           15,076,107
    Medimmune, Inc.(1)                                      353,500           13,871,340
    Mylan Laboratories, Inc.                                462,600           17,056,062
    Protein Design Labs, Inc.(1)                            282,900            9,338,529
    Scios, Inc.(1)                                          550,000           12,705,000
    Sepracor, Inc.(1)                                       184,900            8,771,656

                 See Accompanying Notes to Financial Statements.

                                                          NUMBER OF
                                                           SHARES             VALUE
                                                          ---------     ----------------
    Teva Pharmaceutical Industries, Ltd. ADR                180,700     $     11,167,260
    Watson Pharmaceuticals, Inc.(1)                         197,000            9,392,960
                                                                        ----------------
                                                                             197,669,915
                                                                        ----------------
ELECTRONIC EQUIPMENT (5.4%)
    Comverse Technology, Inc.(1)                            396,600            7,460,046
    Polycom, Inc.(1)                                        943,250           28,278,635
    Teradyne, Inc.(1)                                       408,000            9,404,400
    Vishay Intertechnology, Inc.(1)                         392,100            7,398,927
                                                                        ----------------
                                                                              52,542,008
                                                                        ----------------
ENERGY RESERVES & PRODUCTION (2.1%)
    Ocean Energy, Inc.                                      811,000           14,800,750
    Pogo Producing Co.                                      229,000            6,256,280
                                                                        ----------------
                                                                              21,057,030
                                                                        ----------------
FINANCIAL SERVICES (4.2%)
    Cendant Corp.(1)                                        825,000           10,692,000
    Indymac Bancorp, Inc.                                   895,200           22,988,736
    USAEducation, Inc.                                       89,700            7,315,932
                                                                        ----------------
                                                                              40,996,668
                                                                        ----------------
INDUSTRIAL PARTS (1.3%)
    ASML Holding NV(1)                                      900,000           12,942,000
                                                                        ----------------
INDUSTRIAL SERVICES (4.8%)
    DeVry, Inc.(1)                                          442,321           11,920,551
    ITT Educational Services, Inc.(1)                       629,050           23,941,643
    On Assignment, Inc.(1)                                  687,820           11,149,562
                                                                        ----------------
                                                                              47,011,756
                                                                        ----------------
INFORMATION SERVICE (3.3%)
    Express Scripts, Inc. Class A(1)                        243,800            9,981,172
    Openwave Systems, Inc.(1)                               871,300            6,735,149
    Quintiles Transnational Corp.(1)                        642,300           10,186,878
    Sungard Data Systems, Inc.(1)                           219,800            5,538,960
                                                                        ----------------
                                                                              32,442,159
                                                                        ----------------
LEISURE (1.4%)
    Mattel, Inc.                                            722,300           13,673,139
                                                                        ----------------
LIFE & HEALTH INSURANCE (0.9%)
    Lincoln National Corp.                                  200,000            8,470,000
                                                                        ----------------
MEDIA (2.9%)
    Charter Communications, Inc. Class A(1)                 735,700           10,402,798
    Cox Radio, Inc. Class A(1)                              471,900           10,240,230
    Scripps (E.W.) Co. Class A                               23,000            1,418,410
    Westwood One, Inc.(1)                                   258,600            6,152,094
                                                                        ----------------
                                                                              28,213,532
                                                                        ----------------

                 See Accompanying Notes to Financial Statements.

                                                          NUMBER OF
                                                           SHARES             VALUE
                                                          ---------     ----------------
MEDICAL PROVIDERS & SERVICES (10.1%)
    Anthem, Inc.(1)                                         282,000     $     11,810,160
    Community Health Care(1)                                740,000           18,500,000
    Health Net, Inc.(1)                                     725,000           15,913,750
    Lincare Holdings, Inc.(1)                               400,900           10,303,130
    Mid Atlantic Medical Services, Inc.(1)                  390,000            7,234,500
    Quest Diagnostics, Inc.(1)                              130,300            8,519,014
    Tenet Healthcare Corp.(1)                               460,000           26,459,200
                                                                        ----------------
                                                                              98,739,754
                                                                        ----------------
MINING & METALS (1.2%)
    Fluor Corp.                                             315,000           11,724,300
                                                                        ----------------
MOTOR VEHICLES & PARTS (4.3%)
    Borg-Warner, Inc.                                       321,100           13,717,392
    Johnson Controls, Inc.                                  198,600           14,362,752
    Lear Corp.(1)                                           451,100           13,848,770
                                                                        ----------------
                                                                              41,928,914
                                                                        ----------------
PROPERTY & CASUALTY INSURANCE (4.1%)
    Ace, Ltd.                                               444,500           15,668,625
    Ambac Financial Group, Inc.                             194,300            9,326,400
    MBIA, Inc.                                              337,500           15,545,250
                                                                        ----------------
                                                                              40,540,275
                                                                        ----------------
RESTAURANTS (0.1%)
    Smith & Wollensky Restaurant Group, Inc.(1)(2)          224,524              767,872
                                                                        ----------------
SEMICONDUCTOR (6.6%)
    Agere Systems, Inc. Class A(1)                        1,750,000            8,050,000
    LAM Research Corp.(1)                                   540,300           10,244,088
    LSI Logic Corp.                                         683,800           11,590,410
    Microchip Technology, Inc.(1)                           228,700            7,140,014
    National Semiconductor Corp.(1)                         603,800           15,686,724
    Novellus Systems, Inc.(1)                               350,800           11,586,924
                                                                        ----------------
                                                                              64,298,160
                                                                        ----------------
SPECIALTY RETAIL (3.0%)
    Bed Bath & Beyond, Inc.(1)                              495,000           12,404,700
    Caremark Rx, Inc.(1)                                    716,600            9,602,440
    Dollar Tree Stores, Inc.(1)                             328,500            7,381,395
                                                                        ----------------
                                                                              29,388,535
                                                                        ----------------
TOTAL COMMON STOCKS (Cost $850,824,382)                                      917,749,964
                                                                        ----------------
PREFERRED STOCKS (0.3%)
ENERGY (0.0%)
    Chaparral Resources, Inc.                                13,889               26,667
                                                                        ----------------
FOOD, BEVERAGE & TOBACCO (0.2%)
    Networld Exchange(2)                                    966,183            2,000,000
                                                                        ----------------

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES            VALUE
                                                        -----------     ---------------
HAIRCARE SERVICES (0.0%)
    Opal Concepts, Inc. Series B(2)                         792,603     $       199,998
                                                                        ----------------
TELECOMMUNICATIONS (0.1%)
    Celletra, Ltd.(2)                                     1,102,524             700,323
                                                                        ----------------
TOTAL PREFERRED STOCKS (Cost $12,249,999)                                     2,926,988
                                                                        ----------------
WARRANT (0.0%)
HEALTHCARE (0.0%)
    Women First Healthcare, Inc. (Cost $0)                    5,516                   0
                                                                        ----------------

                                                            PAR
                                                           (000)
                                                           -----
CORPORATE BONDS (0.6%)
COMMUNICATIONS & MEDIA (0.6%)
    Orckit Communications, Inc. (NR)
      5.75% 04/01/05                                    $    15,000           6,525,000
    TimesSquareMedia.com, Inc. (NR)(2)(3)(4)
      6.00% 11/22/02                                          2,900                   0
                                                                        ----------------

TOTAL CORPORATE BONDS (Cost $17,900,000)                                      6,525,000
                                                                        ----------------
SHORT-TERM INVESTMENT (4.9%)
    State Street Bank and Trust Co.
      Euro Time Deposit 2.50% 11/01/01
      (Cost $47,936,000)                                     47,936          47,936,000
                                                                        ----------------

TOTAL INVESTMENTS (99.5%) (Cost $928,910,381(5))                            975,137,952

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)                                  4,534,862
                                                                        ---------------
NET ASSETS (100.0%)                                                     $   979,672,814
                                                                        ===============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                        NR = Not Rated

----------
(1) Non-income producing security
(2) Restricted Security valued in good faith by management
(3) Bond is currently in default
(4) Illiquid Security
(5) Cost for federal income tax purposes is $ 945,096,560

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                         NUMBER OF
                                                           SHARES            VALUE
                                                        -----------     ---------------
COMMON STOCKS (93.0%)
APPAREL, TEXTILES (1.4%)
    Nautica Enterprises, Inc.(1)                             20,600     $       249,672
    Tommy Hilfiger Corp.(1)                                  22,400             257,376
                                                                        ----------------
                                                                                507,048
                                                                        ----------------
CLOTHING STORES (2.7%)
    Footstar, Inc.(1)                                        11,500             384,100
    Pacific Sunwear of California, Inc.(1)                   23,300             320,375
    Ross Stores, Inc.                                         9,400             294,220
                                                                        ----------------
                                                                                998,695
                                                                        ----------------
COMPUTER HARDWARE & BUSINESS MACHINES (3.4%)
    Adaptec, Inc.(1)                                         14,800             178,340
    Emulex Corp.(1)                                          21,600             511,488
    McDATA Corp. Class A(1)                                  37,200             547,212
                                                                        ----------------
                                                                              1,237,040
                                                                        ----------------
COMPUTER SOFTWARE (11.5%)
    Agile Software Corp.(1)                                  31,500             299,880
    Avant! Corp.(1)                                          18,799             190,058
    Documentum, Inc.(1)                                      29,900             441,623
    Informatica Corp.(1)                                     41,200             381,924
    Manhattan Associates, Inc.(1)                            11,600             348,464
    Manugistics Group, Inc.(1)                               51,000             392,700
    NetIQ Corp.(1)                                           12,400             349,060
    Network Associates, Inc.(1)                              39,100             750,720
    Precise Software Solutions, Ltd.(1)                       7,500             143,325
    Radiant Systems, Inc.(1)                                 29,900             197,639
    Seachange International, Inc.(1)                         20,800             511,680
    SmartForce PLC ADR(1)                                    11,800             194,228
                                                                        ----------------
                                                                              4,201,301
                                                                        ----------------
CONSTRUCTION, REAL PROPERTY (0.8%)
    Mohawk Industries, Inc.(1)                                6,300             272,160
                                                                        ----------------
CONSUMER DURABLES (0.9%)
    Granite Construction, Inc.                               13,750             342,375
                                                                        ----------------
DEFENSE/AEROSPACE (0.3%)
    Triumph Group, Inc.(1)                                    4,200             107,898
                                                                        ----------------
DRUGS (16.0%)
    Affymetrix, Inc.(1)                                      19,400             582,970
    Alkermes, Inc.(1)                                        34,800             892,620
    Celgene Corp.(1)                                          9,900             325,908
    Cell Therapeutics, Inc.(1)                               12,100             363,363
    Cubist Pharmaceuticals, Inc.(1)                           8,200             330,460
    Inhale Therapeutic Systems, Inc.(1)                      11,100             194,250
    Intermune, Inc.(1)                                        8,200             358,094
    K-V Pharmaceutical Co.(1)                                 9,500             240,065

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES            VALUE
                                                        -----------     ---------------
    Lynx Therapeutics, Inc.(1)                                8,400     $        20,580
    Medarex, Inc.(1)                                         18,700             385,220
    Medicis Pharmaceutical Corp. Class A(1)                  12,500             721,125
    OSI Pharmaceuticals, Inc.(1)                              4,700             214,696
    PRAECIS Pharmaceuticals, Inc.(1)                         25,300             109,549
    Priority Healthcare Corp. Series B                       12,900             372,681
    Scios, Inc.(1)                                           16,000             369,600
    Sepracor, Inc.(1)                                         7,600             360,544
                                                                        ----------------
                                                                              5,841,725
                                                                        ----------------
ELECTRONIC EQUIPMENT (8.6%)
    Aclara Biosciences, Inc.(1)                              10,500              54,600
    Aeroflex, Inc.(1)                                        29,600             434,232
    APW, Ltd.(1)                                             46,100             124,009
    Caliper Technologies Corp.(1)                             3,300              39,831
    Commscope, Inc.(1)                                       13,600             265,880
    Plexus Corp.(1)                                          10,767             269,175
    Polycom, Inc.(1)                                         31,100             932,378
    Powerwave Technologies, Inc.(1)                          30,900             472,770
    Tekelec(1)                                               28,400             545,280
                                                                        ----------------
                                                                              3,138,155
                                                                        ----------------
ENERGY RESERVES & PRODUCTION (2.2%)
    Newfield Exploration Co.(1)                               6,700             233,227
    Pogo Producing Co.                                        8,200             224,024
    Stone Energy Corp.(1)                                     9,100             359,905
                                                                        ----------------
                                                                                817,156
                                                                        ----------------
FINANCIAL SERVICES (1.7%)
    Americredit Corp.(1)                                     17,700             274,350
    Indymac Bancorp, Inc.                                    13,500             346,680
                                                                        ----------------
                                                                                621,030
                                                                        ----------------
FOOD & BEVERAGE (1.6%)
    Fleming Companies, Inc.                                  13,500             325,350
    Hain Celestial Group, Inc.(1)                            13,200             260,304
                                                                        ----------------
                                                                                585,654
                                                                        ----------------
INDUSTRIAL PARTS (2.2%)
    Brooks Automation, Inc.(1)                               12,400             400,272
    Cymer, Inc.(1)                                           18,500             386,650
                                                                        ----------------
                                                                                786,922
                                                                        ----------------
INDUSTRIAL SERVICES (0.7%)
    United Rentals, Inc.(1)                                  14,600             266,450
                                                                        ----------------

INFORMATION SERVICE (2.0%)
    Getty Images, Inc.(1)                                    17,000             265,030
    Matrixone, Inc.(1)                                       31,100             171,050
    Openwave Systems, Inc.(1)                                31,300             241,949

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES            VALUE
                                                        -----------     ---------------
    QRS Corp.(1)                                              5,650     $        54,805
                                                                        ----------------
                                                                                732,834
                                                                        ----------------

INTERNET (1.1%)
    Interwoven, Inc.(1)                                      49,600             362,576
    Planetweb, Inc.(1)(2)(3)                                 27,600              19,596
                                                                        ----------------
                                                                                382,172
                                                                        ----------------
MEDIA (3.2%)
    Emmis Communications Corp.                               26,600             360,430
    Entercom Communications Corp.(1)                         10,500             353,850
    Insight Communications Co., Inc.(1)                      12,700             260,350
    Mediacom Communications Corp.(1)                         13,900             186,538
                                                                        ----------------
                                                                              1,161,168
                                                                        ----------------
MEDICAL PRODUCTS & SUPPLIES (1.0%)
    Henry Schein, Inc.(1)                                    10,400             351,000
                                                                        ----------------
MEDICAL PROVIDERS & SERVICES (16.0%)
    AdvancePCS(1)                                            10,300             625,931
    Alliance Imaging, Inc.(1)                                21,200             259,700
    Apria Healthcare Group, Inc.(1)                          12,100             278,300
    Community Health Care(1)                                 27,200             680,000
    Davita, Inc.(1)                                          15,300             278,460
    Health Net, Inc.(1)                                      24,900             546,555
    LifePoint Hospitals, Inc.(1)                             11,300             352,334
    Manor Care, Inc.(1)                                      10,800             252,288
    Mid Atlantic Medical Services, Inc.(1)                   24,500             454,475
    Oxford Health Plans, Inc.(1)                             24,200             570,152
    Province Healthcare Co.(1)                               22,100             608,855
    Renal Care Group, Inc.(1)                                11,700             367,380
    Universal Health Services, Inc. Class B(1)               13,800             557,382
                                                                        ----------------
                                                                              5,831,812
                                                                        ----------------
MOTOR VEHICLES & PARTS (1.2%)
    Borg-Warner, Inc.                                         6,500             277,680
    Superior Industries International, Inc.                   4,700             155,288
                                                                        ----------------
                                                                                432,968
                                                                        ----------------
PROPERTY & CASUALTY INSURANCE (1.2%)
    HCC Insurance Holdings, Inc.                             15,500             426,095
                                                                        ----------------
PUBLISHING (1.0%)
    Scholastic Corp.(1)                                       8,300             371,010
                                                                        ----------------
SECURITIES & ASSET MANAGEMENT (1.7%)
    Affiliated Managers Group, Inc.(1)                        5,700             351,690
    Raymond James Financial, Inc.                             9,100             265,993
                                                                        ----------------
                                                                                617,683
                                                                        ----------------

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES            VALUE
                                                        -----------     ---------------
SEMICONDUCTOR (5.9%)
    Exar Corp.(1)                                            19,000     $       428,260
    Microsemi Corp.(1)                                        8,700             304,500
    Photronics, Inc.(1)                                      16,700             414,494
    Power Integrations, Inc.(1)                              14,100             324,441
    PRI Automation, Inc.(1)                                  17,800             292,632
    Varian Semiconductor Equipment Associates, Inc.(1)       12,300             369,492
                                                                        ----------------
                                                                              2,133,819
                                                                        ----------------
SPECIALTY RETAIL (4.7%)
    Barnes & Noble, Inc.(1)                                  22,200             815,850
    Cost Plus, Inc.(1)                                       16,800             326,760
    Linens 'n Things, Inc.(1)                                13,300             242,060
    ValueVision International, Inc. Class A(1)               24,000             327,360
                                                                        ----------------
                                                                              1,712,030
                                                                        ----------------

TOTAL COMMON STOCKS (Cost $38,981,713)                                       33,876,200
                                                                        ----------------

                                                            PAR
                                                           (000)
                                                           -----
SHORT-TERM INVESTMENT (8.5%)
    State Street Bank and Trust Co.
    Euro Time Deposit 2.50% 11/01/01
      (Cost $3,109,000)                                 $     3,109           3,109,000
                                                                        ----------------

TOTAL INVESTMENTS (101.5%) (Cost $42,090,713(4))                             36,985,200

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.5%)                                  (540,351)
                                                                        ----------------

NET ASSETS (100.0%)                                                     $    36,444,849
                                                                        ================

----------
(1) Non-income producing security
(2) Illiquid security
(3) Restricted Security valued in good faith by management
(4) Cost for federal income tax purposes is $42,451,927

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                         NUMBER OF
                                                           SHARES            VALUE
                                                        -----------     ---------------
COMMON STOCKS (96.6%)
APPAREL, TEXTILES (1.4%)
    Sensient Technologies Corp.                             221,800     $     3,606,468
                                                                        ----------------
BANKS (12.6%)
    Associated Banc-Corp                                    112,300           3,865,366
    Banknorth Group, Inc.                                   214,500           4,703,985
    Century Bancorp, Inc. Class A                            26,700             543,345
    Cullen Frost Bankers, Inc.                              103,000           2,776,880
    Firstmerit Corp.                                        180,000           4,154,400
    Hudson United Bancorp                                   157,800           4,101,222
    New York Community Bancorp, Inc.                        157,500           3,948,525
    People's Bank                                            85,000           1,851,300
    Prosperity Bancshares, Inc.                              35,300             967,926
    Susquehanna Bancshares, Inc.                            210,300           4,447,845
                                                                        ----------------
                                                                             31,360,794
                                                                        ----------------

CHEMICALS (10.5%)
    Aptargroup, Inc.                                        164,100           4,939,410
    Brady Corp.                                             108,200           3,420,202
    Cambrex Corp.                                            86,400           3,196,800
    Carlisle Cos., Inc.                                      80,700           2,411,316
    H.B. Fuller Co.                                          85,700           4,407,551
    Myers Industries, Inc.                                  249,775           3,227,093
    Om Group, Inc.                                           75,500           4,571,525
                                                                        ----------------
                                                                             26,173,897
                                                                        ----------------
COMPUTER SOFTWARE (1.4%)
    Progress Software Corp.(1)                              244,800           3,620,592
                                                                        ----------------

CONSTRUCTION, REAL PROPERTY (1.0%)
    Liberty Property Trust                                   89,000           2,385,200
                                                                        ----------------

CONSUMER DURABLES (3.7%)
    Chromcraft Revington, Inc.(1)                            78,300             716,445
    EMCOR Group, Inc.(1)                                     80,500           3,149,160
    Hon Industries, Inc.                                     35,000             842,450
    RPM, Inc.                                                80,187             974,272
    United Stationers, Inc.                                 128,000           3,590,400
                                                                        ----------------
                                                                              9,272,727
                                                                        ----------------

DEPARTMENT STORES (1.0%)
    Neiman Marcus Group, Inc.(1)                             95,000           2,398,750
                                                                        ----------------

ELECTRICAL UTILITY (1.2%)
    Oklahoma Gas & Electric Co.                             140,100           3,034,566
                                                                        ----------------

ELECTRONIC EQUIPMENT (8.2%)
    Electro Scientific Industries, Inc.(1)                   72,100           1,699,397
    Littelfuse, Inc.(1)                                     109,000           2,456,860
    Pioneer-Standard Electronics, Inc.                      239,450           2,128,710
    Rogers Corp.(1)                                         131,600           4,362,540
    Roper Industries, Inc.                                   99,200           4,206,080

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES            VALUE
                                                        -----------     ---------------
    Technitrol, Inc.                                         88,200     $     2,194,416
    Varian, Inc.(1)                                         130,500           3,306,870
                                                                        ----------------
                                                                             20,354,873
                                                                        ----------------

FINANCIAL SERVICES (5.3%)
    Brown & Brown                                            97,800           5,613,720
    First Financial Holdings, Inc.                          114,100           2,834,244
    FirstFed Financial Corp.                                 68,000           1,512,320
    Protective Life Corp.                                   120,200           3,311,510
                                                                        ----------------
                                                                             13,271,794
                                                                        ----------------
FOOD & BEVERAGE (1.5%)
    Performance Food Group Co.(1)                           128,000           3,761,920
                                                                        ----------------
FOREST PRODUCTS, PAPER (0.8%)
    Longview Fibre Co.                                      190,500           2,095,500
                                                                        ----------------
GAS & WATER UTILITIES (5.4%)
    Equitable Resources, Inc.                               138,000           4,541,580
    National Fuel Gas Co.                                   179,200           4,195,072
    WGL Holdings, Inc.                                      170,800           4,621,848
                                                                        ----------------
                                                                             13,358,500
                                                                        ----------------
GROCERY STORES (2.2%)
    Pathmark Stores, Inc.(1)                                 41,900             988,002
    Ruddick Corp.                                           288,700           4,402,675
                                                                        ----------------
                                                                              5,390,677
                                                                        ----------------
HEAVY ELECTRICAL EQUIPMENT (3.6%)
    C&D Technologies, Inc.                                   55,000           1,139,600
    Teleflex, Inc.                                          104,900           4,196,000
    Woodhead Industries, Inc.                               216,800           3,518,664
                                                                        ----------------
                                                                              8,854,264
                                                                        ----------------
HEAVY MACHINERY (1.9%)
    Esco Technologies, Inc.(1)                              167,000           4,635,920
                                                                        ----------------
HOME PRODUCTS (1.3%)
    Lancaster Colony Corp.                                  108,000           3,365,280
                                                                        ----------------
HOTELS (0.8%)
    Marcus Corp.                                            149,975           1,904,682
                                                                        ----------------
INDUSTRIAL PARTS (7.9%)
    Ametek, Inc.                                            196,700           5,310,900
    DRS Technologies, Inc.(1)                               115,300           4,652,355
    Flowserve Corp.(1)                                      119,600           2,796,248
    Lydall, Inc.(1)                                         199,500           1,715,700
    Manitowoc Co., Inc.                                     150,000           4,125,000
    Stewart & Stevenson Services, Inc.                       74,000           1,093,720
                                                                        ----------------
                                                                             19,693,923
                                                                        ----------------

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES            VALUE
                                                        -----------     ---------------
INFORMATION SERVICE (2.0%)
    Harte-Hanks, Inc.                                       137,500     $     3,203,750
    Keane, Inc.                                             130,200           1,843,632
                                                                        ----------------
                                                                              5,047,382
                                                                        ----------------
LIFE & HEALTH INSURANCE (0.1%)
    Stancorp Financial Group, Inc.                            7,900             350,760
                                                                        ----------------
MEDIA (1.0%)
    Meredith Corp.                                           72,000           2,376,000
                                                                        ----------------
MEDICAL PRODUCTS & SUPPLIES (6.7%)
    Arrow International, Inc.                               117,000           4,451,850
    Cooper Cos., Inc.                                        68,200           3,273,600
    Dentsply International, Inc.                             88,000           3,959,120
    Invacare Corp.                                          153,300           5,135,550
                                                                        ----------------
                                                                             16,820,120
                                                                        ----------------
MOTOR VEHICLES & PARTS (1.2%)
    Modine Manufacturing Co.                                145,900           3,027,425
                                                                        ----------------
OIL SERVICES (3.3%)
    Oceaneering International, Inc.(1)                      189,000           3,685,500
    Tidewater, Inc.                                          54,100           1,634,902
    Varco International, Inc.(1)                            199,767           2,996,505
                                                                        ----------------
                                                                              8,316,907
                                                                        ----------------
PROPERTY & CASUALTY INSURANCE (1.1%)
    Horace Mann Educators Corp.(1)                          147,400           2,793,230
                                                                        ----------------
PUBLISHING (2.5%)
    Banta Corp.                                             213,250           6,194,913
                                                                        ----------------
SPECIALTY RETAIL (3.4%)
    Ethan Allen Interiors, Inc.                              78,800           2,522,388
    Lands' End, Inc.                                         95,000           3,043,800
    MSC Industrial Direct Co., Inc.                         171,000           2,804,400
                                                                        ----------------
                                                                              8,370,588
                                                                        ----------------
THRIFTS (1.7%)
    Dime Bancorp, Inc.                                       22,100               4,641
    Webster Financial Corp.                                 137,900           4,185,265
                                                                        ----------------
                                                                              4,189,906
                                                                        ----------------
TRUCKING, SHIPPING, AIR FREIGHT (1.9%)
    Werner Enterprises, Inc.                                216,750           4,692,638
                                                                        ----------------
TOTAL COMMON STOCKS (Cost $189,069,345)                                     240,720,196
                                                                        ----------------

                 See Accompanying Notes to Financial Statements.

                                                            PAR
                                                           (000)            VALUE
                                                        -----------     ---------------
SHORT-TERM INVESTMENT (1.9%)
    State Street Bank and Trust Co.
    Euro Time Deposit 2.50% 11/01/01
      (Cost $4,801,000)                                 $     4,801     $     4,801,000
                                                                        ----------------
TOTAL INVESTMENTS (98.5%) (Cost $193,870,345(2))                            245,521,196

OTHER ASSETS IN EXCESS OF LIABILITIES (1.5%)                                  3,657,610
                                                                        ----------------
NET ASSETS (100.0%)                                                     $   249,178,806
                                                                        ================

---------
(1) Non-income producing security
(2) Cost for federal income tax purposes is $194,766,941

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                         NUMBER OF
                                                           SHARES            VALUE
                                                        -----------     ---------------
COMMON STOCKS (92.7%)
BUSINESS & INFORMATION TECHNOLOGY SERVICES (5.7%)
    Electronic Data Systems                                  10,900     $       701,633
                                                                        ----------------

COMMUNICATIONS SERVICES (3.0%)
    AOL Time Warner, Inc.(1)                                 12,025             375,300
                                                                        ----------------
COMPUTER HARDWARE & BUSINESS MACHINES (1.6%)
    Dell Computer Corp.(1)                                    8,000             191,840
                                                                        ----------------
COMPUTER NETWORKING (5.1%)
    Brocade Communications Systems, Inc.(1)                   6,200             152,210
    Cisco Systems, Inc.(1)                                   20,225             342,207
    Network Appliance, Inc.(1)                               10,475             139,317
                                                                        ----------------
                                                                                633,734
                                                                        ----------------
COMPUTER SYSTEMS MANUFACTURERS (2.6%)
    Sun Microsystems, Inc.(1)                                31,200             316,680
                                                                        ----------------
ELECTRONIC MANUFACTURING SERVICES (15.5%)
    Flextronics International, Ltd.(1)                       19,000             378,100
    KLA-Tencor Corp.(1)                                       8,000             326,880
    Sanmina Corp.(1)                                         19,400             293,716
    SCI Systems, Inc.(1)                                     16,175             328,514
    Scientific-Atlanta, Inc.                                  9,150             190,960
    Solectron Corp.(1)                                       17,325             213,097
    Tellabs, Inc.(1)                                         13,525             184,616
                                                                        ----------------
                                                                              1,915,883
                                                                        ----------------
INTERNET BUSINESS-TO-BUSINESS (1.2%)
    Doubleclick, Inc.(1)                                      9,700              71,586
    Juniper Networks, Inc.(1)                                 3,300              73,227
                                                                        ----------------
                                                                                144,813
                                                                        ----------------
INTERNET BUSINESS-TO-CONSUMER (4.6%)
    Ebay, Inc.(1)                                             4,700             246,656
    Qlogic Corp.(1)                                           8,000             314,800
                                                                        ----------------
                                                                                561,456
                                                                        ----------------
SEMICONDUCTOR CAPITAL EQUIPMENT (2.4%)
    Applied Materials, Inc.(1)                                8,600             293,346
                                                                        ----------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.5%)
    Micron Technology, Inc.(1)                                3,000              68,280
                                                                        ----------------
SEMICONDUCTOR MANUFACTURERS-FABLESS (8.0%)
    Broadcom Corp. Class A(1)                                 3,200             110,112
    Lattice Semiconductor Corp.(1)                           23,300             407,750
    PMC-Sierra, Inc.(1)                                       3,200              51,936
    Xilinx, Inc.(1)                                          13,500             410,670
                                                                        ----------------
                                                                                980,468
                                                                        ----------------
SEMICONDUCTOR MANUFACTURERS-LARGE (10.7%)
    Analog Devices, Inc.(1)                                  10,200             387,600
    JDS Uniphase Corp.(1)                                    10,640              85,014

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES            VALUE
                                                        -----------     ---------------
    Linear Technology Corp.                                  10,800     $       419,040
    Texas Instruments, Inc.                                  14,200             397,458
    Vitesse Semiconductor Corp.(1)                            3,500              33,040
                                                                        ----------------
                                                                              1,322,152
                                                                        ----------------
SOFTWARE PRODUCTS (23.6%)
    Agile Software Corp.(1)                                   5,025              47,838
    Amdocs, Ltd.(1)                                           8,450             220,629
    BEA Systems, Inc.(1)                                     11,900             144,466
    BMC Software, Inc.(1)                                    12,600             189,882
    Cognos, Inc.(1)                                          25,800             413,574
    i2 Technologies, Inc.(1)                                  8,800              40,128
    Microsoft Corp.(1)                                       10,725             623,659
    Oracle Corp.(1)                                          34,000             461,040
    Peregrine Systems, Inc.(1)                               19,000             274,360
    Siebel Systems, Inc.(1)                                  10,975             179,222
    VERITAS Software Corp.(1)                                10,875             308,633
                                                                        ----------------
                                                                              2,903,431
                                                                        ----------------
STORAGE NETWORKS & SYSTEMS (2.4%)
    EMC Corp.(1)                                             17,500             215,600
    Emulex Corp.(1)                                           3,000              71,040
    McDATA Corp. Class A(1)                                     570               8,385
                                                                        ----------------
                                                                                295,025
                                                                        ----------------
TELECOMMUNICATIONS EQUIPMENT (3.9%)
    CIENA Corp.(1)                                            9,000             146,340
    Nextel Communications, Inc. Class A(1)                    6,225              49,489
    Qwest Communications International, Inc.                  6,150              79,643
    Western Wireless Corp. Class A(1)                         7,200             210,024
                                                                        ----------------
                                                                                485,496
                                                                        ----------------
WIRELESS TELECOMMUNICATIONS (1.9%)
    Sprint Corp. (PCS Group)(1)                              10,800             240,840
                                                                        ----------------
TOTAL COMMON STOCKS (Cost $26,272,292)                                       11,430,377
                                                                        ----------------
                                                            PAR
                                                           (000)
                                                           -----
SHORT-TERM INVESTMENT (5.1%)
    State Street Bank and Trust Co.
    Euro Time Deposit 2.50% 11/01/01
      (Cost $622,000)                                   $       622             622,000
                                                                        ----------------
TOTAL INVESTMENTS (97.8%) (Cost $26,894,292(2))                              12,052,377

OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)                                    272,826
                                                                        ----------------
NET ASSETS (100.0%)                                                     $    12,325,203
                                                                        ================

---------------
(1) Non-income producing security
(2) Also cost for federal income tax purposes

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

                                               EMERGING       SMALL CAP     SMALL CAP
                                                GROWTH         GROWTH         VALUE        TECHNOLOGY
                                            --------------   -----------   ----------     ------------
ASSETS
  Investments at value (Cost $928,910,381,
    $42,090,713, $193,870,345 and
    $26,894,292, respectively)              $  975,137,952   $36,985,200   $245,521,196   $ 12,052,377
  Cash                                                 486           239            162            445
  Receivable for investments sold               33,182,128       253,539      3,105,156             --
  Receivable for fund shares sold                  258,697       783,024      1,034,277        237,180
  Dividend, interest and reclaim receivable        372,328         1,437        319,324            777
  Receivable from investment advisor                    --        16,021             --         62,354
  Prepaid expenses and other assets                 34,468        15,111        194,941         44,216
                                            --------------   -----------   ------------   ------------
    Total Assets                             1,008,986,059    38,054,571    250,175,056     12,397,349
                                            --------------   -----------   ------------   ------------
LIABILITIES
  Advisory fee payable                             767,807            --        210,533             --
  Administrative services fee payable              146,063         6,840         73,579          6,259
  Directors fee payable                              3,325         3,435          1,125          3,090
  Payable for investments purchased             23,051,730     1,534,360             --             --
  Payable for fund shares redeemed               4,914,146        27,718        520,988         15,297
  Distribution fee payable                          46,596         7,629         64,413          2,625
  Other accrued expenses payable                   383,578        29,740        125,612         44,875
                                            --------------   -----------   ------------   ------------
    Total Liabilities                           29,313,245     1,609,722        996,250         72,146
                                            --------------   -----------   ------------   ------------
NET ASSETS
  Capital stock, $.001 par value                    41,749         2,370         11,850          2,961
  Paid-in capital                            1,239,545,207    53,993,159    165,092,854     40,401,420
  Accumulated undistributed net                        --             --        369,227             --
  investment income
  Accumulated net realized gain (loss)        (306,141,713)  (12,445,166)    32,054,025    (13,237,263)
  from investments
  Net unrealized appreciation (depreciation)
    from investments                            46,227,571    (5,105,514)    51,650,850    (14,841,915)
                                            --------------   -----------   ------------   ------------
    Net Assets                              $  979,672,814   $36,444,849   $249,178,806   $ 12,325,203
                                            ==============   ===========   ============   ============
COMMON SHARES
  Net assets                                $  877,982,978   $36,444,849   $ 30,667,292   $  7,190,862
  Shares outstanding                            37,204,547     2,370,093      1,455,797      1,727,460
                                            --------------   -----------   ------------   ------------
  Net asset value, offering price and
  redemption
    price per share                                 $23.60        $15.38         $21.07          $4.16
                                            ==============   ===========   ============   ============
ADVISOR SHARES
  Net assets                                $  101,689,836           N/A           N/A             N/A
  Shares outstanding                             4,544,062           N/A           N/A             N/A
  Net asset value, offering price and
    redemption price per share                      $22.38           N/A           N/A             N/A
                                            --------------   -----------   ------------   ------------
A SHARES
  Net assets                                           N/A           N/A   $199,213,080   $  1,442,143
  Shares outstanding                                   N/A           N/A      9,445,386        348,432
                                            --------------   -----------   ------------   ------------
  Net asset value and redemption price per
    share                                              N/A           N/A         $21.09          $4.14
                                            ==============   ===========   ============   ============
  Maximum offering price per share
    (net asset value/(1-5.75%))                        N/A           N/A         $22.38          $4.39
                                            ==============   ===========   ============   ============
B SHARES
  Net assets                                           N/A           N/A   $ 17,817,553   $    640,211
  Shares outstanding                                   N/A           N/A        876,286        153,788
                                            --------------   -----------   ------------   ------------
  Net asset value and offering price per
    share                                              N/A           N/A         $20.33          $4.16
                                            ==============   ===========   ============   ============
C SHARES
  Net assets                                           N/A           N/A   $  1,480,881   $    317,909
  Shares outstanding                                   N/A           N/A         73,020         77,052
                                            --------------   -----------   ------------   ------------
  Net asset value and offering price per
    share                                              N/A           N/A         $20.28          $4.13
                                            ==============   ===========   ============   ============
D SHARES
  Net assets                                           N/A           N/A            N/A   $  2,734,078
  Shares outstanding                                   N/A           N/A            N/A        654,586
                                            --------------   -----------   ------------   ------------
  Net asset value, offering price and
    redemption price per share                         N/A           N/A            N/A          $4.18
                                            ==============   ===========   ============   ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2001

                                               EMERGING       SMALL CAP     SMALL CAP
                                                GROWTH         GROWTH         VALUE         TECHNOLOGY
                                            --------------   ------------   ----------     ------------
INVESTMENT INCOME
       Dividends                            $    3,619,311   $     20,369  $ 3,543,296     $     13,077
       Interest                                  4,707,852        129,237      159,039           34,605
       Foreign taxes withheld                      (35,505)            --           --               --
                                            --------------   ------------   ----------     ------------
          Total investment income                8,291,658        149,606    3,702,335           47,682
                                            --------------   ------------   ----------     ------------
EXPENSES
       Investment advisory fees                 13,550,881        411,312    1,839,222          186,769
       Administrative services fees              2,600,742         78,042      337,636           37,467
       Shareholder servicing/Distribution          861,588        102,828      727,212           53,184
       fees
       Transfer agent fees                       2,242,334         65,325      226,557          103,510
       Printing fees                               285,538         16,175       62,602           19,002
       Custodian fees                              213,199         37,144       32,806            6,382
       Audit fees                                   64,225         14,025        7,530           33,717
       Legal fees                                   61,143         27,614       33,441           74,794
       Registration fees                            60,429         34,621       31,691           26,842
       Insurance expense                            31,738          3,527        7,154            2,160
       Interest expense                             21,790            293        1,004              196
       Directors fees                               18,486         17,382       14,511            9,674
       Miscellaneous expense                       195,773          6,309        1,566           13,252
                                            --------------   ------------   ----------     ------------
                                                20,207,866        814,597    3,322,932          566,949
       Less: fees waived, expenses
         reimbursed and transfer agent
         offsets                                   (62,886)      (238,760)     (54,973)        (270,431)
                                            --------------   ------------   ----------     ------------
         Total expenses                         20,144,980        575,837    3,267,959          296,518
                                            --------------   ------------   ----------     ------------
           Net investment income (loss)        (11,853,322)      (426,231)     434,376         (248,836)
                                            --------------   ------------   ----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
INVESTMENTS AND FOREIGN CURRENCY RELATED
ITEMS
       Net realized gain (loss) from
         investments                          (296,964,892)   (10,779,495)  32,187,267      (11,270,332)
       Net change in unrealized appreciation
         (depreciation) from investments      (623,254,010)    (5,963,660) (15,843,676)     (14,030,177)
                                            --------------   ------------   ----------     ------------
       Net realized and unrealized gain
         (loss) from investments              (920,218,902)   (16,743,155)  16,343,591      (25,300,509)
                                            --------------   ------------  -----------     ------------
       Net increase (decrease) in net
         assets resulting from operations   $ (932,072,224)  $(17,169,386) $16,777,967     $(25,549,345)
                                            ==============   ============  ===========     ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        EMERGING GROWTH
                                                             ----------------------------------
                                                               FOR THE YEAR      FOR THE YEAR
                                                                   ENDED            ENDED
                                                             OCTOBER 31, 2001  OCTOBER 31, 2000
                                                             ----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)                               $   (11,853,322)  $    (17,434,064)
  Net realized gain (loss) from investments                     (296,964,892)       419,040,087
  Net change in unrealized appreciation
    (depreciation) from investments                             (623,254,010)       132,236,335
                                                             ---------------   ----------------
    Net increase (decrease) in net assets resulting
      from operations                                           (932,072,224)       533,842,358
                                                             ---------------   ----------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                                   --                 --
    Class A shares                                                        --                 --
    Class C shares                                                        --                 --
  Distributions from net realized gains
    Common Class shares                                         (351,030,311)      (225,635,097)
    Advisor Class shares                                         (47,450,198)       (31,683,347)
    Class A shares                                                        --                 --
    Class B shares                                                        --                 --
    Class C shares                                                        --                 --
                                                             ---------------   ----------------
    Net decrease in net assets from dividends and
      distributions                                             (398,480,509)      (257,318,444)
                                                             ---------------   ----------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                   310,078,010      1,307,801,851
  Shares exchanged due to merger                                          --                 --
  Reinvestment of dividends and distributions                    393,114,403        248,328,679
  Net asset value of shares redeemed                            (785,506,360)    (1,260,954,165)
                                                             ---------------   ----------------
    Net increase (decrease) in net assets from capital
      share transactions                                         (82,313,947)       295,176,365
                                                             ---------------   ----------------
  Net increase (decrease) in net assets                       (1,412,866,680)       571,700,279

NET ASSETS
  Beginning of year                                            2,392,539,494      1,820,839,215
                                                             ---------------   ----------------
  End of year                                                $   979,672,814   $  2,392,539,494
                                                             ===============   ================
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)       $            --   $             --
                                                             ===============   ================

                                                                      SMALL CAP GROWTH                   SMALL CAP VALUE
                                                            ----------------------------------  ----------------------------------
                                                              FOR THE YEAR     FOR THE YEAR       FOR THE YEAR    FOR THE YEAR
                                                                 ENDED             ENDED              ENDED            ENDED
                                                            OCTOBER 31, 2001  OCTOBER 31, 2000  OCTOBER 31, 2001  OCTOBER 31, 2000
                                                            ----------------  ----------------  ----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)                              $      (426,231)  $       (270,405) $       434,376   $        430,345
  Net realized gain (loss) from investments                     (10,779,495)        (1,581,984)      32,187,267         27,349,170
  Net change in unrealized appreciation
    (depreciation) from investments                              (5,963,660)        (1,139,253)     (15,843,676)         9,049,299
                                                            ---------------   ----------------  ---------------   ----------------
    Net increase (decrease) in net assets resulting
      from operations                                           (17,169,386)        (2,991,642)      16,777,967         38,828,814
                                                            ---------------   ----------------  ---------------   ----------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                                  --                 --             (551)                --
    Class A shares                                                       --                 --         (439,646)          (404,478)
    Class C shares                                                       --                 --             (735)                --
  Distributions from net realized gains
    Common Class shares                                                  --                 --          (16,437)                --
    Advisor Class shares                                                 --           (393,861)              --                 --
    Class A shares                                                       --                 --      (26,873,775)       (18,572,467)
    Class B shares                                                       --                 --       (2,525,961)        (1,941,783)
    Class C shares                                                       --                 --          (39,456)                --
                                                            ---------------   ----------------  ---------------   ----------------
    Net decrease in net assets from dividends and
      distributions                                                      --           (393,861)     (29,896,561)       (20,918,728)
                                                            ---------------   ----------------  ---------------   ----------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                   66,230,181         97,628,775       35,083,467          5,958,141
  Shares exchanged due to merger                                         --                 --       33,444,688                 --
  Reinvestment of dividends and distributions                            --            350,461       27,594,410         19,541,503
 Net asset value of shares redeemed                             (60,515,458)       (55,714,596)    (39,906,819)       (44,777,265)
                                                            ---------------   ----------------  ---------------   ----------------
    Net increase (decrease) in net assets from capital
      share transactions                                         (5,714,723)        42,264,640       56,215,746        (19,277,621)
                                                            ---------------   ----------------  ---------------   ----------------
 Net increase (decrease) in net assets                          (11,454,663)        38,879,137       43,097,152         (1,367,535)

NET ASSETS
  Beginning of year                                              47,899,512          9,020,375      206,081,654        207,449,189
                                                            ---------------   ----------------  ---------------   ----------------
  End of year                                               $    36,444,849   $     47,899,512  $   249,178,806   $    206,081,654
                                                            ===============   ================  ===============   ================
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $            --   $             --  $       369,227   $        375,783
                                                            ===============   ================  ===============   ================

                                                                          TECHNOLOGY
                                                              ----------------------------------
                                                                FOR THE YEAR     FOR THE YEAR
                                                                    ENDED            ENDED
                                                              OCTOBER 31, 2001  OCTOBER 31, 2000
                                                              ----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)                                $      (248,836)  $       (262,127)
  Net realized gain (loss) from investments                       (11,270,332)        (1,966,931)
  Net change in unrealized appreciation
    (depreciation) from investments                               (14,030,177)          (811,738)
                                                              ---------------   ----------------
    Net increase (decrease) in net assets resulting
      from operations                                             (25,549,345)        (3,040,796)
                                                              ---------------   ----------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                                    --                 --
    Class A shares                                                         --                 --
    Class C shares                                                         --                 --
  Distributions from net realized gains
    Common Class shares                                                    --                 --
    Advisor Class shares                                                   --                 --
    Class A shares                                                         --                 --
    Class B shares                                                         --                 --
    Class C shares                                                         --                 --
                                                              ---------------   ----------------
    Net decrease in net assets from dividends and
      distributions                                                        --                 --
                                                              ---------------   ----------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                     21,773,675         54,115,122
  Shares exchanged due to merger                                           --                 --
  Reinvestment of dividends and distributions                              --                 --
 Net asset value of shares redeemed                               (20,586,783)       (14,436,670)
                                                              ---------------   ----------------
    Net increase (decrease) in net assets from capital
      share transactions                                            1,186,892         39,678,452
                                                              ---------------   ----------------
 Net increase (decrease) in net assets                            (24,362,453)        36,637,656

NET ASSETS
  Beginning of year                                                36,687,656             50,000
                                                              ---------------   ----------------
  End of year                                                 $    12,325,203   $     36,687,656
                                                              ===============   ================
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)        $            --   $             --
                                                              ===============   ================

                 See Accompanying Notes to Financial Statements

CREDIT SUISSE EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------
                                                       2001        2000          1999          1998          1997
                                                    ---------   ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period              $   50.24   $    43.73    $    33.69    $    39.66    $    32.80
                                                    ---------   ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment loss                                   (0.26)       (0.33)        (0.33)        (0.12)        (0.19)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                     (17.89)       13.07         10.37         (3.46)         7.12
                                                    ---------   ----------    ----------    ----------    ----------
      Total from investment operations                 (18.15)       12.74         10.04         (3.58)         6.93
                                                    ---------   ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                 (8.49)       (6.23)           --         (2.39)        (0.07)
                                                    ---------   ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                      $   23.60   $    50.24    $    43.73    $    33.69    $    39.66
                                                    =========   ==========    ==========    ==========    ==========

      Total return                                     (42.61)%      30.60%        29.80%        (9.40)%       21.18%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $ 877,983   $2,114,737    $1,592,595    $1,532,521    $1,515,385
    Ratio of expenses to average net assets(1)           1.28%        1.19%         1.23%         1.22%         1.22%
    Ratio of net investment loss to average
      net assets                                        (0.73)%      (0.65)%       (0.75)%       (0.48)%       (0.59)%
  Portfolio turnover rate                                 177%         191%          154%           92%           87%

----------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction of the Common Class shares' expenses by .00%, .02%, .01%, .00%, and .01% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.28%, 1.17%, 1.22%, 1.22%, and 1.21% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------
                                                       2001        2000          1999          1998          1997
                                                    ---------   ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period              $   48.02   $    41.99    $    32.51    $    38.50    $    31.99
                                                    ---------   ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment loss                                   (0.46)       (0.61)        (0.65)        (0.49)        (0.33)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                     (16.96)       12.61         10.13         (3.11)         6.91
                                                    ---------   ----------    ----------    ----------    ----------
      Total from investment operations                 (17.42)       12.00          9.48         (3.60)         6.58
                                                    ---------   ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                 (8.22)       (5.97)           --         (2.39)        (0.07)
                                                    ---------   ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                      $   22.38   $    48.02    $    41.99    $    32.51    $    38.50
                                                    =========   ==========    ==========    ==========    ==========
      Total return                                    (42.88)%       29.96%        29.16%       (9.75)%        20.62%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $ 101,690   $  277,802    $  228,244    $  311,023    $  457,432
    Ratio of expenses to average net assets(1)           1.78%        1.69%         1.72%         1.62%         1.63%
    Ratio of net investment loss to average
      net assets                                        (1.23)%      (1.15)%       (1.25)%       (0.87)%       (1.01)%
  Portfolio turnover rate                                 177%         191%          154%           92%           87%

----------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00%, .02%, .01%, .00%, and .00% for the year ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The operating expense ratios after reflecting these arrangements were 1.78%, 1.67%, 1.71%, 1.62%, and 1.63% for the year ended October 31, 2001, 2000, 1999, 1998, and
    1997, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------
                                                       2001        2000          1999          1998          1997(1)
                                                    ---------   ----------    ----------    ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period              $   23.11   $    16.60    $    10.11    $    12.25    $    10.00

INVESTMENT OPERATIONS
  Net investment loss                                   (0.18)       (0.13)        (0.13)        (0.34)        (0.04)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                      (7.55)        7.28          6.62         (1.74)         2.29
                                                    ---------   ----------    ----------    ----------    ----------
      Total from investment operations                  (7.73)        7.15          6.49         (2.08)         2.25
                                                    ---------   ----------    ----------    ----------    ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                     --           --            --         (0.06)           --
  Distributions from net realized gains                    --        (0.64)           --            --            --
                                                    ---------   ----------    ----------    ----------    ----------
      Total dividends and distributions                    --        (0.64)           --         (0.06)           --
                                                    ---------   ----------    ----------    ----------    ----------
  NET ASSET VALUE, END OF PERIOD                    $   15.38   $    23.11    $    16.60    $    10.11    $    12.25
                                                    =========   ==========    ==========    ==========    ==========

      Total return                                     (33.45)%      43.65%        64.19%       (17.00)%       22.50%(2)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $  36,445   $   47,900    $    9,020    $    4,544    $   11,977
    Ratio of expenses to average net assets(3)           1.40%        1.42%         1.41%         1.40%         1.41%(4)
    Ratio of net investment loss to average
      net assets                                        (1.04)%      (0.80)%       (1.06)%        (.95)%       (0.53)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.54%        0.56%         2.13%         1.10%         3.66%(4)
  Portfolio turnover rate                                  87%          94%          192%          115%          123%

----------
(1) For the period December 31, 1996 (inception date) through October 31, 1997.

(2) Non-annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' expenses by .00%, .02%, .01%, .00%, and .01% for the year ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.40%, 1.40%, 1.40%, 1.40% and 1.40% for the year ended October 31, 2001, 2000, 1999, 1998 and 1997, respectively.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                                                       ------------------------------
                                                                                          2001             2000(1)
                                                                                        ---------        ----------
PER SHARE DATA
  Net asset value, beginning of period                                                  $   22.62        $    21.35
                                                                                        ---------        ----------
INVESTMENT OPERATIONS
  Net investment income                                                                       .04(2)           0.02(2)
  Net gain on investments and foreign currency related items
    (both realized and unrealized)                                                           1.72              1.25
                                                                                        ---------        ----------
      Total from investment operations                                                       1.76              1.27
                                                                                        ---------        ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                      (0.09)             0.00
  Dividends from net realized gains                                                         (3.22)             0.00

      Total dividends and distributions                                                     (3.31)             0.00
                                                                                        ---------        ----------
NET ASSET VALUE, END OF PERIOD                                                          $   21.07        $    22.62
                                                                                        =========        ==========
      Total return                                                                           9.79%             5.95%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                              $  30,667        $      105
    Ratio of expenses to average net assets                                                  1.33%             0.34%(4)
    Ratio of net investment income to average net assets                                     0.18%             0.09%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                                    .02%
  Portfolio turnover rate                                                                      54%               42%

----------
(1) For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Based on average shares outstanding.

(3) Non-annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                                                       ------------------------------
                                                                                          2001             2000(1)
                                                                                        ---------        ----------
PER SHARE DATA
  Net asset value, beginning of period                                                  $   12.79        $    10.00
                                                                                        ---------        ----------
INVESTMENT OPERATIONS
  Net investment loss                                                                        (.08)(2)         (0.14)(2)
  Net gain (loss) on investments and foreign currency related items
    (both realized and unrealized)                                                          (8.55)             2.93
                                                                                        ---------        ----------
      Total from investment operations                                                      (8.63)             2.79
                                                                                        ---------        ----------
NET ASSET VALUE, END OF PERIOD                                                          $    4.16        $    12.79
                                                                                        =========        ==========

      Total return                                                                         (67.47)%           27.90%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                              $   7,191        $   28,726
    Ratio of expenses to average net assets                                                  1.39%             1.31%(4)
    Ratio of net investment loss to average net assets                                      (1.16)%           (1.03)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                                  (1.24)%            0.83%(4)
  Portfolio turnover rate                                                                      40%               14%

----------
(1) For the period November 18, 1999 (inception date) through October 31, 2000.

(2) Based on average shares outstanding.

(3) Non-annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Class D Share of the Fund Outstanding Throughout Each Period)

                                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                                                       ------------------------------
                                                                                          2001             2000(1)
                                                                                        ---------        ----------
PER SHARE DATA
  Net asset value, beginning of period                                                  $   12.79        $    15.79
                                                                                        ---------        ----------
INVESTMENT OPERATIONS
  Net investment loss                                                                       (0.06)(2)         (0.02)(2)
  Net loss on investments and foreign currency related items
    (both realized and unrealized)                                                          (8.55)            (2.98)
                                                                                        ---------        ----------
      Total from investment operations                                                      (8.61)            (3.00)

NET ASSET VALUE, END OF PERIOD                                                          $    4.18        $    12.79
                                                                                        =========        ==========

      Total return                                                                         (67.32)%          (19.00)%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                              $   2,734        $    3,292
    Ratio of expenses to average net assets                                                  1.14%             0.18%(4)
    Ratio of net investment loss to average net assets                                       (.92)%           (0.15)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                                  (1.32)%            0.83%(4)
  Portfolio turnover rate                                                                      40%               14%

----------
(1) For the period September 1, 2000 (inception date) to October 31, 2000.

(2) Based on average shares outstanding.

(3) Non-annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse Emerging Growth Fund ("Emerging Growth"), Credit Suisse Small Cap Growth Fund ("Small Cap Growth"), each a Maryland Corporation, the Credit Suisse Small Cap Value Fund ("Small Cap Value"), a portfolio of the Credit Suisse Capital Funds, the Credit Suisse Technology Fund ("Technology"), a portfolio of the Credit Suisse Select Funds, both Delaware Business Trusts, (each a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Each Fund is diversified as defined in the 1940 Act, with the exception of Emerging Growth, which is not diversified.

    The Funds changed their legal names during the most recent fiscal year. A comparison of the old name and the new name, which is effective on December 12, 2001, is presented below:

OLD NAME                                    NEW NAME
Warburg Pincus Emerging Growth Fund         Credit Suisse Emerging Growth Fund
Warburg Pincus Small Company Growth Fund    Credit Suisse Small Cap Growth Fund
DLJ Focus Funds                             Credit Suisse Capital Funds
  DLJ Small Company Value Fund                Credit Suisse Small Cap Value Fund
DLJ Select Funds                            Credit Suisse Select Funds
  DLJ Technology Fund                         Credit Suisse Technology Fund

    Investment objectives for each Fund are as follows: Emerging Growth seeks maximum capital appreciation, Small Cap Growth and Technology seek growth of capital, and Small Cap Value seeks long-term capital appreciation.

    Each Fund except the Small Cap Growth Fund may invest up to 10% of its total assets in non-publicly traded securities (the Small Cap Growth Fund may invest up to 15% of its assets in such securities). Non-publicly traded securities may be less liquid than publicly traded securities, and they may be difficult or impossible to sell at the time and the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund security.

    Emerging Growth offered two classes of shares, one class being referred to as the Common Class shares and one class being referred to as the Advisor Class shares. Small Cap Growth offered only Common Class shares. Small Cap Value offered Common Class, Class A, Class B and Class C shares. Technology offered Common Class, Class A, Class B, Class C and Class D shares. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares in each Fund, except Emerging Growth, bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of each Fund's Common Class shares. Emerging Growth Common Class shares are not subject to shareholder servicing or distribution fees. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed .75% of the average net asset value of the applicable Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of
 .50% of average daily net assets. Class A shares are sold with a front end sales charge of 5.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average net asset value of the Fund's Class C shares. Class D shares are sold exclusively to employees of Credit Suisse and its subsidiaries who are eligible to participate in the Credit Suisse Employee's Saving and Profit Sharing Plan and are not subject to shareholder servicing or distribution fees. Results for Class A, Class B and Class C Shares are contained in a separate book.

    Subsequent to October 31, 2001, the classes offered by the Funds changed as follows. Emerging Growth, Small Cap Growth, Small Cap Value and Technology closed the Common Class shares to new investors. Small Cap Value and Technology closed Class D Shares to new investments. Emerging Growth and Small Cap Growth began offering Class A Shares to investors. These Class A Shares shared the same characteristics as the Class A Shares described in the paragraph above.

    Effective as of the close of business on June 8, 2001, Small Cap Value acquired all of the net assets of the Credit Suisse Warburg Pincus Small Company Value II Fund ("Small Company Value II") in a tax-free exchange of shares. The shares exchanged were 2,616,209 shares (valued at $33,389,925) of the Common Class shares of Small Company Value II for 1,463,517 Common Class shares of Small Cap Value and 4,333 shares (valued at $54,763) of Advisor Class shares of Small Company Value II for 2,401 Common Class shares of Small Cap Value. The Small Company Value II net assets of $33,444,688 at that date, which included $6,405,554 of unrealized appreciation, were combined with those of Small Cap Value. The aggregate net assets of Small Company Value II and Small Cap Value immediately before the acquisition were $33,444,688 and $239,666,573, respectively and the combined net assets of Small Cap Value after the acquisition were $273,111,261.

    A) SECURITY VALUATION - The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's investments are valued at market value, which is generally determined using market quotations. If no sales are reported, investments are generally valued at the most recent bid price and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service that may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not accurately reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS - The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Funds to classify gains and losses on mortgage and asset-backed securities presently included in realized gain and losses, as part of interest income. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized gain/loss on the Statement of Operations. The Funds expect that the impact of the adoption of this principle will not be material to the financial statements.

    D) DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with accounting principles generally accepted in the United States of America ("GAAP").

    At October 31, 2001, capital contributions, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and foreign currency transactions and current period dividends and distributions have been adjusted for current period permanent book/tax treatments of net operating losses and return of capital distributions. The Emerging Growth, Small Cap Growth and Technology Funds reclassified $(11,853,322), $(426,231) and $(248,836), respectively from undistributed net investment income to capital contributions. The Emerging Growth Fund reclassed $(299,730) from accumulated net realized gain/(loss) from investments to capital contributions.

    E) FEDERAL INCOME TAXES - No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal

Revenue Code of 1986, as amended, (the "Code") and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS - The Funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment. These deposits are not collateralized.

    H) OTHER - The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

    The Technology Fund invests a high percentage of its assets in the technology sector of the market. As a result, the financial, economic, business and political developments in the technology sector of the market, positive or negative, have a greater impact on the fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments in that sector. In addition, this fund is sector concentrated and, under normal market conditions, it will invest 65% or more of its net assets in a related industry within the technology sector of the market.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    Donaldson, Lufkin & Jenrette ("DLJ") was acquired by Credit Suisse Group ("Credit Suisse") on November 3, 2000 (the "Acquisition"). Prior to the Acquisition, DLJ Asset Management Group ("DLJAM"), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, a wholly-owned subsidiary of DLJ, served as adviser to Small Cap Value and Technology Funds. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business. Accordingly, CSAM currently serves as each Fund's investment adviser. For its investment advisery services, CSAM receives the following fees based on each Fund's average daily net assets:

FUND                                          ANNUAL RATE
Emerging Growth                    .90 % of average daily net assets
Small Cap Growth                  1.00 % of average daily net assets
Small Cap Value                       .875% of first $100 million
                                     .75% of the next $100 million
                                   .625% of assets over $200 million
Technology                            .875% of first $100 million
                                       .75% of next $100 million
                                   .625% of assets over $200 million

    For the year ended October 31, 2001, investment advisory fees and voluntary waivers were as follows:

                                  GROSS                        NET
FUND                          ADVISORY FEE    WAIVER      ADVISORY FEE
----                          ------------    ------      ------------
Emerging Growth               $13,550,881  $        -     $13,550,881
Small Cap Growth                  411,312    (237,091)        174,221
Small Cap Value                 1,839,222     (54,966)      1,784,256
Technology                        186,769    (186,769)              -

    CSAM reimbursed expenses of Technology in the amount of $76,303 for the year ended October 31, 2001.

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as each Fund's co-administrator. PFPC, Inc. ("PFPC") an indirect, wholly-owned subsidiary of PNC Financial Services Group, serves as each Fund's co-administrator. Prior to February 1, 2001, DLJAM and then CSAM provided administration services to Small Cap Value and Technology without charge. For its administrative services, CSAMSI currently receives a fee calculated at the rate of .10% of each Fund's daily net assets. For the year ended October 31, 2001, administrative services fees earned by CSAMSI were as follows:

FUND                                     CO-ADMINISTRATION FEE
----                                     ---------------------
Emerging Growth                             $1,505,654
Small Cap Growth                                41,131
Small Cap Value                                181,191
Technology                                      13,397

    For administrative services through February 4, 2001, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

AVERAGE DAILY NET ASSETS                      ANNUAL RATE
First $500 million                 .10% of average daily net assets
Next $1 billion                    .08% of average daily net assets
Over $1.5 billion                  .06% of average daily net assets

    Effective February 5, 2001, for its administrative services, PFPC received a fee exclusive of out of pocket expenses, based on the following fee structure:

AVERAGE DAILY NET ASSETS                      ANNUAL RATE
First $500 million                 .075% of average daily net assets
Next $1 billion                    .065% of average daily net assets
Over $1.5 billion                  .055% of average daily net assets

    For the year ended October 31, 2001, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                GROSS                               NET
FUND                    CO-ADMINISTRATION FEE    WAIVER    CO-ADMINISTRATION FEE
----                    ---------------------    ------    ---------------------
Emerging Growth            $1,095,088           $     -       $1,095,088
Small Cap Growth               36,911                 -           36,911
Small Cap Value               156,445                 -          156,445
Technology                     24,070            (7,345)          16,725

    In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12B-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of
 .25% of the average daily net assets of the Class A shares of Small Cap Value and Technology, and the Common Class shares of Small Cap Growth, Small Cap Value and Technology. For the Advisor Class shares of Emerging Growth, the fee is calculated at an annual rate of .50% of average daily net assets. For Class B and Class C shares of Small Cap Value and Technology, the fee is calculated at an annual rate of 1.00% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. Prior to December 18, 2000, Donaldson, Lufkin & Jenrette Securities Corp. ("DLJSC") served as distributor of the shares of Small Cap Value and Technology. For the year ended October 31, 2001, shareholder servicing and distribution fees were as follows:

                                        SHAREHOLDER SERVICING/
FUND                                       DISTRIBUTION FEE
----                                    ----------------------
Emerging Growth
 Advisor Class                               $ 861,588
                                             =========
Small Cap Growth
 Common Class                                $ 102,828
                                             =========
Small Cap Value
 Common Class                                $  32,232
 Class A                                       506,339
 Class B                                       181,425
 Class C                                         7,216
                                             ---------
                                             $ 727,212
                                             =========
Technology
 Common Class                                $  34,486
 Class A                                         6,126
 Class B                                         8,693
 Class C                                         3,879
                                             ---------
                                             $  53,184
                                             =========

    For the year ended October 31, 2001, CSAMSI and its affiliates advised the Small Cap Value and Technology Funds that it retained $85,737 and $49,682, respectively, from commissions earned on the sale of the Funds' shares.

    Boston Financial Data Services, Inc. ("BFDS") serves as each Fund's transfer agent and dividend reinvestment agent. The Funds have an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. For the year ended October 31, 2001, the following Funds received credits or reimbursements under this arrangement as follows:

FUND                                            AMOUNT
----                                            ------
Emerging Growth                                $62,886
Small Cap Growth                                 1,669
Small Cap Value                                      7
Technology                                          14

    Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2001, the Funds' reimbursed CSAM the following amounts, which are included in the Funds' transfer agent expense:

FUND                                           AMOUNT
----                                           ------
Emerging Growth                             $1,944,319
Small Cap Growth                                29,788
Small Cap Value                                 23,299
Technology                                       4,233

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the year ended October 31, 2001, Merrill was paid by the Funds for its services as follows:

FUND                                            AMOUNT
----                                            ------
Emerging Growth                               $116,100
Small Cap Growth                                 1,893
Small Cap Value                                 49,281
Technology                                       4,992

NOTE 3. LINE OF CREDIT

    Through June 19, 2001, the Funds, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of
 .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

    Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. At October 31, 2001, there were no loans outstanding for any of the Funds under either the New Credit Facility or Prior Credit Facility.

    During the year ended October 31, 2001, the following funds had borrowings under the Prior Credit Facility and/or the New Credit Facility:

                                 AVERAGE       AVERAGE       MAXIMUM
                               DAILY LOAN     INTEREST     DAILY LOAN
FUND                             BALANCE       RATE %      OUTSTANDING
----                             -------       ------      -----------
Technology                         1,014        4.52%       $191,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the year ended October 31, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                            PURCHASES           SALES
----                            ---------           -----
Emerging Growth              $2,549,791,873    $2,914,134,509
Small Cap Growth                 39,367,837        33,277,323
Small Cap Value                  80,117,096        87,344,204
Technology                       80,672,320        80,618,388

    At October 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                               NET UNREALIZED
                               UNREALIZED        UNREALIZED     APPRECIATION
FUND                          APPRECIATION      DEPRECIATION   (DEPRECIATION)
----                          ------------      ------------   --------------
Emerging Growth              $142,174,164     $(112,132,772)    $30,041,392
Small Cap Growth                3,793,636        (9,260,362)     (5,466,726)
Small Cap Value                55,834,084        (5,079,829)     50,754,255
Technology                         64,203       (14,906,118)    (14,841,915)

NOTE 5. RESTRICTED SECURITIES

    Certain Funds' investments are restricted as to resale, are not readily marketable and are valued as determined by or under the direction of each Fund's Board in good faith, at fair value. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of October 31, 2001, and share value of the securities and percent of net assets, which the securities comprise.

                                                                                                          PERCENTAGE
                                               SECURITY       ACQUISITION                       MARKET      OF NET
FUND                SECURITY DESCRIPTION         TYPE             DATE           COST           VALUE       ASSETS
----                --------------------      ---------       -----------     ----------     ----------   ----------
Emerging Growth     Networld Exchange         Preferred         09/12/00      $2,000,000     $2,000,000       0.20%
                    Celletra, Ltd.            Preferred         04/05/00       7,000,000        700,323       0.07
                    Opal Concepts, Inc.
                      Series B                Preferred         08/31/95       1,999,999        199,998       0.02
                    TimesSquareMedia.com      Bond              11/23/99       2,900,000             --         --
                    Smith & Wollansky
                      Restaurant Group, Inc.  Common            10/30/97       3,249,985        767,872       0.08
                                                                              ----------     ----------       ----
                                                                              17,149,984      3,668,193       0.37%
                                                                              ==========     ==========       ====
Small Cap
Growth              Planetweb, Inc.           Common            09/08/00         149,913         19,596       0.05%

NOTE 6. CAPITAL SHARE TRANSACTIONS

    Small Cap Value and Technology have an unlimited number of shares authorized in all classes. All of the Funds have a par value of $.001 per share. Emerging Growth and Small Cap Growth have three billion full and fractional shares of capital stock authorized. Emerging Growth has two billion of those shares classified as the Advisor class. Transactions in classes of each Fund were as follows:

                                                             EMERGING GROWTH FUND
                                    --------------------------------------------------------------------
                                                                 COMMON CLASS
                                    --------------------------------------------------------------------
                                         FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                     OCTOBER 31, 2000
                                    --------------------------------------------------------------------
                                        SHARES         VALUE                 SHARES           VALUE
                                    -----------    ---------------        -----------    ---------------
Shares sold                           9,288,216    $   290,249,635         23,543,013    $ 1,217,208,366
Shares issued in reinvestment
  of distributions                    9,032,651        345,679,557          4,767,193        217,193,291
Shares redeemed                     (23,212,344)      (698,374,881)       (22,635,213)    (1,156,532,309)
                                    -----------    ---------------        -----------    ---------------
Net increase (decrease)              (4,891,477)   $   (62,445,689)         5,674,993    $   277,869,348
                                    ===========    ===============        ===========    ===============

                                                            EMERGING GROWTH FUND
                                    --------------------------------------------------------------------
                                                                ADVISOR CLASS
                                    --------------------------------------------------------------------
                                         FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                     OCTOBER 31, 2000
                                    --------------------------------------------------------------------
                                        SHARES         VALUE                 SHARES           VALUE
                                    -----------    ---------------        -----------    ---------------
Shares sold                             687,627    $    19,828,375          1,760,652    $    90,593,485
Shares issued in reinvestment
  of distributions                    1,301,368         47,434,846            711,829         31,135,388
Shares redeemed                      (3,229,931)       (87,131,479)        (2,123,029)      (104,421,856)
                                    -----------    ---------------        -----------    ---------------
Net increase (decrease)              (1,240,936)   $   (19,868,258)           349,452    $    17,307,017
                                    ===========    ===============        ===========    ===============

                                                               SMALL CAP GROWTH
                                    --------------------------------------------------------------------
                                                                 COMMON CLASS
                                    --------------------------------------------------------------------
                                         FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                     OCTOBER 31, 2000
                                    --------------------------------------------------------------------
                                        SHARES         VALUE                 SHARES           VALUE
                                    -----------    ---------------        -----------    ---------------
Shares sold                           3,785,494    $    66,230,181          3,680,086    $    97,628,775
Shares issued in reinvestment
  of distributions                           --                 --             17,427            350,461
Shares redeemed                      (3,488,224)       (60,515,458)        (2,168,206)       (55,714,596)
                                    -----------    ---------------        -----------    ---------------
Net increase                            297,270    $     5,714,723          1,529,307    $    42,264,640
                                    ===========    ===============        ===========    ===============

                                                              SMALL CAP VALUE FUND
                                    --------------------------------------------------------------------
                                                                 COMMON CLASS
                                    --------------------------------------------------------------------
                                         FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                     OCTOBER 31, 2000
                                    --------------------------------------------------------------------
                                        SHARES         VALUE                 SHARES           VALUE
                                    -----------    ---------------        -----------    ---------------
Shares sold                             397,275    $     8,783,388              5,709    $       124,927
Shares exchanged due to merger        1,465,918         33,444,688                 --                 --
Shares issued in reinvestment of
  distributions                               1                 15                 --                 --
Shares redeemed                        (412,055)        (9,044,812)            (1,051)           (22,662)
                                    -----------    ---------------        -----------    ---------------
Net increase                          1,451,139    $    33,183,279              4,658    $       102,265
                                    ===========    ===============        ===========    ===============

                                                             SMALL CAP VALUE FUND
                                    --------------------------------------------------------------------
                                                                     CLASS A
                                    --------------------------------------------------------------------
                                         FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                     OCTOBER 31, 2000
                                    --------------------------------------------------------------------
                                        SHARES         VALUE                 SHARES           VALUE
                                    -----------    ---------------        -----------    ---------------
Shares sold                           1,061,823    $    22,929,213            220,007    $     4,504,981
Shares issued in reinvestment
  of dividends and distributions      1,330,676         25,192,101            911,259         17,657,103
Shares redeemed                      (1,309,249)       (28,022,948)        (1,939,527)       (38,421,201)
                                    -----------    ---------------        -----------    ---------------
Net increase (decrease)               1,083,250    $    20,098,366           (808,261)   $   (16,259,117)
                                    ===========    ===============        ===========    ===============

                                                             SMALL CAP VALUE FUND
                                    --------------------------------------------------------------------
                                                                     CLASS B
                                    --------------------------------------------------------------------
                                         FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                     OCTOBER 31, 2000
                                    --------------------------------------------------------------------
                                        SHARES         VALUE                 SHARES           VALUE
                                    -----------    ---------------        -----------    ---------------
Shares sold                              95,195    $     1,975,413             57,246    $     1,113,353
Shares issued in reinvestment
  of dividends and distributions        129,006          2,362,103             99,388          1,884,400
Shares redeemed                        (134,033)        (2,738,710)          (327,158)        (6,333,402)
                                    -----------    ---------------        -----------    ---------------
Net increase (decrease)                  90,168    $     1,598,806           (170,524)   $    (3,335,649)
                                    ===========    ===============        ===========    ===============

                                                             SMALL CAP VALUE FUND
                                    --------------------------------------------------------------------
                                                                     CLASS C
                                    --------------------------------------------------------------------
                                         FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                     OCTOBER 31, 2000
                                    --------------------------------------------------------------------
                                        SHARES         VALUE                 SHARES           VALUE
                                    -----------    ---------------        -----------    ---------------
Shares sold                              66,176    $     1,395,453             10,020    $       214,880
Shares issued in reinvestment
  of dividends and distributions          2,190             40,191                 --                 --
Shares redeemed                          (5,367)          (100,349)                --                 --
                                    -----------    ---------------        -----------    ---------------
Net increase                             62,999    $     1,335,295             10,020    $       214,880
                                    ===========    ===============        ===========    ===============

                                                                TECHNOLOGY FUND
                                    --------------------------------------------------------------------
                                                                 COMMON CLASS
                                    --------------------------------------------------------------------
                                         FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                     OCTOBER 31, 2000
                                    --------------------------------------------------------------------
                                        SHARES         VALUE                 SHARES           VALUE
                                    -----------    ---------------        -----------    ---------------
Shares sold                             980,628    $     7,578,975          3,245,020    $    44,571,558
Shares redeemed                      (1,499,815)       (12,117,827)        (1,003,373)       (13,836,940)
                                    -----------    ---------------        -----------    ---------------
Net increase (decrease)                (519,187)   $    (4,538,852)         2,241,647    $    30,734,618
                                    ===========    ===============        ===========    ===============

                                                                TECHNOLOGY FUND
                                    --------------------------------------------------------------------
                                                                    CLASS A
                                    --------------------------------------------------------------------
                                         FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                     OCTOBER 31, 2000
                                    --------------------------------------------------------------------
                                        SHARES         VALUE                 SHARES           VALUE
                                    -----------    ---------------        -----------    ---------------
Shares sold                             421,612    $     3,575,030            229,719    $     3,336,439
Shares redeemed                        (300,943)        (2,297,283)            (1,956)           (24,958)
                                    -----------    ---------------        -----------    ---------------
Net increase                            120,669    $     1,277,747            227,763    $     3,311,481
                                    ===========    ===============        ===========    ===============

                                                                TECHNOLOGY FUND
                                    --------------------------------------------------------------------
                                                                    CLASS B
                                    --------------------------------------------------------------------
                                         FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                     OCTOBER 31, 2000
                                    --------------------------------------------------------------------
                                        SHARES         VALUE                 SHARES           VALUE
                                    -----------    ---------------        -----------    ---------------
Shares sold                              79,461    $       562,882             99,751    $     1,408,302
Shares redeemed                         (25,317)          (148,025)              (108)            (1,500)
                                    -----------    ---------------        -----------    ---------------
Net increase                             54,144    $       414,857             99,643    $     1,406,802
                                    ===========    ===============        ===========    ===============

                                                                    TECHNOLOGY FUND
                                        --------------------------------------------------------------------
                                                                        CLASS C
                                        --------------------------------------------------------------------
                                             FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                              OCTOBER 31, 2001                     OCTOBER 31, 2000
                                        --------------------------------------------------------------------
                                            SHARES         VALUE                 SHARES           VALUE
                                        -----------    ---------------        -----------    ---------------
    Shares sold                              57,859    $       442,390             37,523    $       526,634
    Shares repurchased                      (18,330)          (124,822)
                                        -----------    ---------------        -----------    ---------------
    Net increase                             39,529    $       317,568             37,523    $       526,634
                                        ===========    ===============        ===========    ===============

                                                                TECHNOLOGY FUND
                                    --------------------------------------------------------------------
                                                                    CLASS D
                                    --------------------------------------------------------------------
                                         FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                     OCTOBER 31, 2000
                                    --------------------------------------------------------------------
                                        SHARES         VALUE                 SHARES           VALUE
                                    -----------    ---------------        -----------    ---------------
Shares sold                           1,271,007    $     9,614,398            301,181    $     4,272,189
Shares repurchased                     (874,008)        (5,898,826)           (43,592)          (573,272)
                                    -----------    ---------------        -----------    ---------------
Net increase                            396,999    $     3,715,572            257,589    $     3,698,917
                                    ===========    ===============        ===========    ===============

NOTE 7. CAPITAL LOSS CARRYOVER

   At October 31, 2001, capital loss carryovers available to offset possible future capital gains of the Funds were as follows:

                                 CAPITAL LOSS CARRYOVER EXPIRES IN
                                 ---------------------------------        TOTAL CAPITAL
FUND                                      2008          2009              LOSS CARRYOVER
----------------                    ------------   ------------           --------------
Emerging Growth                      $        --   $289,955,536           $289,955,536
Small Cap Growth                       1,468,534     10,615,419             12,083,953
Technology                             1,947,668     11,289,595             13,237,263

NOTE 8. SUBSEQUENT EVENT

    On November 12, 2001, the Board of Trustees of Credit Suisse Warburg Pincus Select Funds, on behalf of the Technology Fund series (the "Acquired Fund"), approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of the Acquired Fund would become a shareholder of the Credit Suisse Global Technology Fund (the "Acquiring Fund") and would receive on a tax-free basis shares of Credit Suisse Global Technology Fund with the same net asset value as their shares of the Acquired Fund. The Reorganization is subject to the approval of the Acquired Fund's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders of the Acquired Fund in anticipation of a special meeting of shareholders to be held at a later date.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and the

Shareholders of Credit Suisse Emerging Growth Fund, Inc.;

Shareholders of Credit Suisse Small Cap Growth Fund, Inc.;

Common Class Shareholders of Credit Suisse
    Small Cap Value Fund;

Common and D Class Shareholders of Credit Suisse
    Technology Fund

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Emerging Growth Fund, Inc.; Credit Suisse Small Cap Growth Fund, Inc.; Credit Suisse Small Cap Value Fund, (formerly known as DLJ Small Company Value Fund) (a fund of the Credit Suisse Capital Funds, formerly known as DLJ Focus Funds) and Credit Suisse Technology Fund (formerly known as DLJ Technology Fund) (a fund of the Credit Suisse Select Funds, formerly known as DLJ Select Funds) (all funds collectively referred to as the "Funds") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for the year then ended (for Credit Suisse Small Cap Value Fund and Credit Suisse Technology Fund) and each of the two years (or periods) in the period then ended (for Credit Suisse Emerging Growth Fund, Inc. and Credit Suisse Small Cap Growth Fund, Inc.) and the financial highlights for the year then ended (for Credit Suisse Small Cap Value Fund and Credit Suisse Technology Fund) and for each of the years (or periods) presented (for Credit Suisse Emerging Growth Fund, Inc. and Credit Suisse Small Cap Growth Fund, Inc.) (financial highlights for Class A, B and C of Credit Suisse Small Cap Value Fund and Credit Suisse Technology Fund are presented in a separate report), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets and financial highlights of Credit Suisse Small Cap Value Fund and Credit Suisse Technology Fund for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 17, 2001

CREDIT SUISSE FUNDS
SHAREHOLDER MEETING RESULTS (UNAUDITED)
October 31, 2001

    A special meeting of shareholders of the Credit Suisse Warburg Pincus Small Company Value II Fund (the "Small Company Value II Fund") was held on May 25, 2001. The following matter was voted upon by the shareholders and the resulting votes are presented below.

    To approve the Agreement and Plan of Reorganization, dated March 15, 2001, providing that (1) the Small Company Value II Fund would transfer to Credit Suisse Small Cap Value Fund (the "Small Cap Value Fund") all or substantially all of the Small Company Value II Fund's assets in exchange for shares of the Small Cap Value Fund and the assumption by the Small Cap Value Fund of the Small Company Value II Fund's liabilities, (2) such shares of the Small Cap Value fund would be distributed to the shareholders of the Small Company Value II Fund in liquidation of the Small Company Value II Fund, and (3) the Small Company Value II Fund would subsequently be terminated.

For                        1,042,238.674          (50.19%)
Against                       34,051.254           (1.61%)
Abstain                       41,736.948           (2.01%)

    The agreement and Plan of Reorganization was subsequently implemented as of the close of business on June 8, 2001.

    A special meeting of the Credit Suisse Select Funds (the "Fund") was held at 466 Lexington Avenue, 16th floor, New York, New York 10017, on Friday, March 23, 2001, at 12:00 p.m. The following matters were voted upon by the shareholders of the series of the Fund and the results are listed below. Shares delivered not voted are not included in the totals for each proposal.

    To approve the new investment advisory agreement for the series of the Fund:

                                             % OF SHARES        % OF SHARES
                                              TO TOTAL            TO TOTAL
TECHNOLOGY FUND               SHARES     OUTSTANDING SHARES     SHARES VOTED
---------------               ------     ------------------     ------------
For                        1,209,066            39.6%              78.7%
Against                       45,009             1.5%               2.9%
Abstain                       36,213             1.2%               2.4%

    The election of trustees to the Credit Suisse Select Funds, including votes cast by shareholders of the Credit Suisse Warburg Pincus Strategic Growth Fund:

TECHNOLOGY FUND                 FOR           WITHHELD
---------------                 ---           --------
Richard H. Francis           1,880,434         88,071
Jack W. Fritz                1,880,434         88,071
Jeffrey E. Garten            1,880,434         88,071
Peter F. Krogh               1,880,434         88,071
James S. Pasman              1,880,434         88,071
William W. Priest            1,880,434         88,071
Steven N. Rappaport          1,880,434         88,071

    A special meeting of the Credit Suisse Capital Funds (the "Fund") was held at 466 Lexington Avenue, 16th floor, New York, New York 10017, on Friday March 23, 2001, at 11:30 a.m. The following matters were voted upon by the shareholders of the series of the Fund and the results are listed below. Shares delivered not voted are not included in the totals for each proposal.

    To approve the new investment advisory agreement for the series of the Fund:

                                            % OF SHARES        % OF SHARES
SMALL COMPANY                                 TO TOTAL           TO TOTAL
VALUE FUND                    SHARES     OUTSTANDING SHARES    SHARES VOTED
----------                    ------     ------------------    ------------
For                        5,375,075            50.1%            89.7%
Against                      105,879             1.0%             1.8%
Abstain                      117,159             1.1%             2.0%

    The election of trustees to the Credit Suisse Capital Funds, including votes cast by shareholders of the Credit Suisse Warburg Pincus Fixed Income II Fund and Credit Suisse Warburg Pincus Municipal Trust:

SMALL COMPANY VALUE FUND       FOR            WITHHELD
------------------------    ----------        --------
Richard H. Francis          29,331,400        759,458
Jack W. Fritz               29,331,400        759,458
Jeffrey E. Garten           29,331,400        759,458
Peter F. Krogh              29,331,400        759,458
James S. Pasman             29,331,400        759,458
William W. Priest           29,331,400        759,458
Steven N. Rappaport         29,331,400        759,458

CREDIT SUISSE FUNDS
SHAREHOLDER TAX INFORMATION (UNAUDITED)

    Each Fund is required by Subchapter M of the Code to advise its shareholders within 60 days of each Fund's fiscal year end as to the U.S. federal tax status of dividends and distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 2001, the following dividends and distributions per share were paid by each of the Funds:

                             ORDINARY         LONG-TERM          % OF ORDINARY INCOME
                              INCOME        CAPITAL GAINS       DIVIDEND QUALIFYING FOR
FUND                        PER SHARE         PER SHARE      DIVIDENDS RECEIVED DEDUCTION
----                        ---------       -------------    ----------------------------
   PAYMENT DATE              12/08/00          12/08/00
                             --------          --------

Emerging Growth                                                        0.0000
      Common Shares            2.0136            6.4750
      Advisor Shares           1.7479            6.4750

   PAYMENT DATE              11/13/00          11/13/00
                             --------          --------

Small Cap Value                                                          N/A
      Common Shares          $ 0.8550          $ 2.3600
      Class A Shares           0.8550            2.3600
      Class B Shares           0.8550            2.3600
      Class C Shares           0.8550            2.3600

   PAYMENT DATE              12/28/00
                             --------
Small Cap Value                                                          N/A
      Common Shares          $ 0.0900          $     -
      Class A Shares           0.0420                -
      Class B Shares                -                -
      Class C Shares           0.0500                -

    The above information was provided to calendar year taxpayers via Form 1099-DIV mailed in January of 2001. Because the fiscal year of the Funds is not a calendar year, another notification will be sent with respect to calendar year 2001. The second notification, which will reflect the amount to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2002.

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                               CREDIT SUISSE FUNDS
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                      P.O. BOX 9030, BOSTON, MA 02205-9030
                    800-927-2874 - www.creditsuissefunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPUSS-2-1001